Schedule of Investments (unaudited)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$2,792	$2,296,190

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	6,464	5,982,267
2.95%, 02/01/30 (Call 11/01/29)	7,698	6,710,604
3.20%, 03/01/29 (Call 12/01/28)	10,241	9,257,537
3.25%, 02/01/28 (Call 12/01/27)(a)	12,821	11,889,517
3.25%, 02/01/35 (Call 11/01/34)	7,594	6,091,494
3.60%, 05/01/34 (Call 02/01/34)	9,629	8,161,535
3.63%, 02/01/31 (Call 11/01/30)(a)	11,339	10,191,755
3.75%, 02/01/50 (Call 08/01/49)(a)	16,589	12,062,741
3.90%, 05/01/49 (Call 11/01/48)	12,048	8,942,113
3.95%, 08/01/59 (Call 02/01/59)(a)	5,136	3,659,418
5.04%, 05/01/27 (Call 03/01/27)	17,494	17,379,782
5.15%, 05/01/30 (Call 02/01/30)	40,653	40,224,989
5.71%, 05/01/40 (Call 11/01/39)	28,077	27,643,817
5.81%, 05/01/50 (Call 11/01/49)	53,527	52,188,975
5.93%, 05/01/60 (Call 11/01/59)	30,198	29,291,873
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)(a)	5,504	5,277,925
3.63%, 04/01/30 (Call 01/01/30)	12,454	11,570,557
3.75%, 05/15/28 (Call 02/15/28)(a)	11,830	11,334,484
4.25%, 04/01/40 (Call 10/01/39)	4,113	3,608,113
4.25%, 04/01/50 (Call 10/01/49)	4,413	3,791,812
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)(a)	8,113	7,841,284
4.40%, 06/15/28 (Call 03/15/28)	8,433	8,150,567
5.40%, 07/31/33 (Call 04/30/33)	12,888	12,835,533
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	7,908	5,224,372
3.80%, 03/01/45 (Call 09/01/44)(a)	9,800	7,908,329
3.90%, 06/15/32 (Call 03/15/32)(a)	6,689	6,186,484
4.07%, 12/15/42	12,301	10,493,314
4.09%, 09/15/52 (Call 03/15/52)	15,193	12,578,010
4.15%, 06/15/53 (Call 12/15/52)(a)	7,335	6,088,194
4.70%, 05/15/46 (Call 11/15/45)	12,519	11,486,780
4.75%, 02/15/34 (Call 11/15/33)	8,998	8,739,300
5.10%, 11/15/27 (Call 10/15/27)	7,879	7,993,503
5.25%, 01/15/33 (Call 10/15/32)(a)	9,378	9,556,921
5.70%, 11/15/54 (Call 05/15/54)(a)	7,276	7,635,434
5.90%, 11/15/63 (Call 05/15/63)	6,022	6,474,884
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	2,617	2,475,148
3.25%, 01/15/28 (Call 10/15/27)(a)	19,775	18,492,208
4.03%, 10/15/47 (Call 04/15/47)	20,582	16,487,427
4.40%, 05/01/30 (Call 02/01/30)(a)	8,688	8,370,004
4.70%, 03/15/33 (Call 12/15/32)(a)	8,622	8,329,223
4.75%, 06/01/43	10,610	9,502,990
4.95%, 03/15/53 (Call 09/15/52)	8,353	7,677,204
5.25%, 05/01/50 (Call 11/01/49)(a)	9,450	9,103,298
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	7,521	5,886,784
2.25%, 07/01/30 (Call 04/01/30)(a)	9,521	7,912,238
2.38%, 03/15/32 (Call 12/15/31)	7,576	6,076,497
2.82%, 09/01/51 (Call 03/01/51)	9,959	6,088,097
3.03%, 03/15/52 (Call 09/15/51)	11,529	7,343,515
3.13%, 05/04/27 (Call 02/04/27)	11,199	10,460,818
3.13%, 07/01/50 (Call 01/01/50)(a)	10,313	6,787,864
Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/27 (Call 12/15/26)	$8,716	$8,269,985
3.75%, 11/01/46 (Call 05/01/46)	11,003	8,180,366
4.13%, 11/16/28 (Call 08/16/28)	27,984	26,606,275
4.15%, 05/15/45 (Call 11/16/44)	8,879	7,063,007
4.35%, 04/15/47 (Call 10/15/46)	9,775	8,025,482
4.45%, 11/16/38 (Call 05/16/38)	8,577	7,463,502
4.50%, 06/01/42	32,010	27,531,372
4.63%, 11/16/48 (Call 05/16/48)(a)	17,188	14,751,280
5.15%, 02/27/33 (Call 11/27/32)	9,533	9,348,436
5.38%, 02/27/53 (Call 08/27/52)(a)	11,340	10,814,609
6.00%, 03/15/31 (Call 01/15/31)(a)	19,630	20,295,420
6.10%, 03/15/34 (Call 12/15/33)	12,946	13,559,480
6.40%, 03/15/54 (Call 09/15/53)	13,800	14,912,443
		722,269,189
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	15,370	12,068,307
3.40%, 05/06/30 (Call 02/06/30)	5,908	5,242,670
3.40%, 02/04/41 (Call 08/04/40)	13,539	9,361,895
3.70%, 02/04/51 (Call 08/04/50)(a)	11,019	7,344,430
3.88%, 09/16/46 (Call 03/16/46)	13,039	9,148,325
4.00%, 02/04/61 (Call 08/04/60)(a)	9,431	6,492,449
4.25%, 08/09/42	9,045	6,927,837
4.80%, 02/14/29 (Call 11/14/28)(a)	13,832	13,503,908
5.38%, 01/31/44(a)	17,572	16,991,129
5.80%, 02/14/39 (Call 08/14/38)(a)	17,983	17,686,442
5.95%, 02/14/49 (Call 08/14/48)(a)	23,239	22,599,277
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)(a)	2,473	1,559,861
2.90%, 03/01/32 (Call 12/01/31)	7,545	6,485,135
3.25%, 03/27/30 (Call 12/27/29)(a)	9,398	8,509,070
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	14,938	13,096,878
2.73%, 03/25/31 (Call 12/25/30)	7,431	6,030,924
3.56%, 08/15/27 (Call 05/15/27)	17,792	16,650,565
3.73%, 09/25/40 (Call 03/25/40)	7,003	4,953,241
3.98%, 09/25/50 (Call 03/25/50)(a)	10,054	6,747,290
4.39%, 08/15/37 (Call 02/15/37)	20,289	16,363,419
4.54%, 08/15/47 (Call 02/15/47)	24,053	17,544,848
4.70%, 04/02/27 (Call 02/02/27)	6,861	6,698,648
4.74%, 03/16/32 (Call 12/16/31)(a)	6,852	6,345,847
4.76%, 09/06/49 (Call 03/06/49)(a)	10,087	7,522,165
4.91%, 04/02/30 (Call 01/02/30)(a)	9,324	8,892,114
6.34%, 08/02/30 (Call 06/02/30)(a)	7,870	8,075,475
6.42%, 08/02/33 (Call 05/02/33)(a)	13,715	13,943,016
7.08%, 08/02/43 (Call 02/02/43)	7,773	7,915,397
7.08%, 08/02/53 (Call 02/02/53)	9,529	9,671,469
BAT International Finance PLC
4.45%, 03/16/28 (Call 02/16/28)	10,421	9,993,249
5.93%, 02/02/29 (Call 01/02/29)(a)	7,676	7,788,027
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	8,010	6,758,313
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	5,975	4,733,998
2.10%, 05/01/30 (Call 02/01/30)(a)	5,587	4,636,007
3.38%, 08/15/29 (Call 05/15/29)	6,800	6,167,124
3.88%, 08/21/42(a)	11,990	9,392,286
4.13%, 03/04/43(a)	11,329	8,966,717
4.25%, 11/10/44(a)	2,792	2,251,574
4.38%, 11/15/41	9,766	8,122,253
4.88%, 02/15/28 (Call 01/15/28)	12,723	12,590,643

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.88%, 11/15/43(a)	$3,357	$2,955,790
5.13%, 11/17/27 (Call 10/17/27)	12,936	12,937,354
5.13%, 02/15/30 (Call 12/15/29)	19,335	19,067,506
5.38%, 02/15/33 (Call 11/15/32)	20,251	19,930,145
5.63%, 11/17/29 (Call 09/17/29)	12,394	12,599,807
5.63%, 09/07/33 (Call 06/07/33)	8,185	8,192,284
5.75%, 11/17/32 (Call 08/17/32)	13,053	13,343,710
6.38%, 05/16/38(a)	18,526	19,913,168
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)(a)	5,884	5,571,951
5.85%, 08/15/45 (Call 02/12/45)(a)	21,332	18,824,003
		509,107,940
Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	18,945	18,720,509

Apparel — 0.2%
NIKE Inc.
2.75%, 03/27/27 (Call 01/27/27)	4,376	4,112,821
2.85%, 03/27/30 (Call 12/27/29)	15,124	13,551,435
3.25%, 03/27/40 (Call 09/27/39)(a)	4,846	3,828,244
3.38%, 03/27/50 (Call 09/27/49)(a)	10,825	8,276,033
3.88%, 11/01/45 (Call 05/01/45)(a)	4,596	3,820,647
Tapestry Inc.
7.35%, 11/27/28 (Call 10/27/28)	8,061	8,114,444
7.70%, 11/27/30 (Call 09/27/30)	6,004	6,084,153
7.85%, 11/27/33 (Call 08/27/33)	11,907	12,081,319
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	8,204	6,634,778
		66,503,874
Auto Manufacturers — 2.0%
American Honda Finance Corp.
2.00%, 03/24/28(a)	2,878	2,536,969
5.13%, 07/07/28(a)	2,693	2,701,604
5.65%, 11/15/28	6,220	6,351,017
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	7,327	5,878,585
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(a)	25,762	20,541,331
4.75%, 01/15/43(a)	14,321	11,058,676
5.29%, 12/08/46 (Call 06/08/46)(a)	12,380	10,085,491
6.10%, 08/19/32 (Call 05/19/32)(a)	15,826	15,383,901
7.45%, 07/16/31(a)	9,655	10,160,439
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	5,154	4,502,076
2.90%, 02/10/29 (Call 12/10/28)	7,728	6,554,812
3.63%, 06/17/31 (Call 03/17/31)	12,321	10,221,255
3.82%, 11/02/27 (Call 08/02/27)	6,278	5,704,332
4.00%, 11/13/30 (Call 08/13/30)(a)	12,865	11,071,040
4.13%, 08/17/27 (Call 06/17/27)	8,607	7,938,650
5.11%, 05/03/29 (Call 02/03/29)	12,949	12,165,327
6.80%, 05/12/28 (Call 04/12/28)(a)	13,011	13,234,353
6.80%, 11/07/28 (Call 10/07/28)(a)	19,677	20,091,874
7.12%, 11/07/33 (Call 08/07/33)	10,419	10,855,328
7.20%, 06/10/30 (Call 04/10/30)	5,632	5,824,032
7.35%, 11/04/27 (Call 10/04/27)	9,831	10,124,085
7.35%, 03/06/30 (Call 01/06/30)(a)	10,921	11,355,406
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	12,916	12,340,311
5.00%, 10/01/28 (Call 07/01/28)(a)	10,898	10,684,043
5.00%, 04/01/35	1,658	1,498,327
5.15%, 04/01/38 (Call 10/01/37)	5,065	4,484,813
Security	Par (000)	Value

Auto Manufacturers (continued)
5.20%, 04/01/45(a)	$12,800	$10,815,208
5.40%, 10/15/29 (Call 08/15/29)(a)	15,727	15,502,977
5.40%, 04/01/48 (Call 10/01/47)	6,497	5,516,104
5.60%, 10/15/32 (Call 07/15/32)(a)	20,166	19,698,691
5.95%, 04/01/49 (Call 10/01/48)(a)	7,653	6,948,965
6.25%, 10/02/43	14,938	14,398,671
6.60%, 04/01/36 (Call 10/01/35)(a)	7,748	7,895,887
6.75%, 04/01/46 (Call 10/01/45)(a)	6,771	6,864,371
6.80%, 10/01/27 (Call 08/01/27)	10,352	10,753,128
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)(a)	8,793	7,930,301
2.35%, 01/08/31 (Call 10/08/30)(a)	5,120	4,070,230
2.40%, 04/10/28 (Call 02/10/28)	13,713	11,997,762
2.40%, 10/15/28 (Call 08/15/28)	12,666	10,862,729
2.70%, 08/20/27 (Call 06/20/27)	10,885	9,787,891
2.70%, 06/10/31 (Call 03/10/31)(a)	5,349	4,297,611
3.10%, 01/12/32 (Call 10/12/31)(a)	7,727	6,294,478
3.60%, 06/21/30 (Call 03/21/30)	8,826	7,714,916
4.30%, 04/06/29 (Call 02/06/29)(a)	8,847	8,214,643
4.35%, 01/17/27 (Call 10/17/26)	3,148	3,027,927
5.00%, 04/09/27 (Call 03/09/27)	11,584	11,367,258
5.80%, 06/23/28 (Call 05/23/28)(a)	17,162	17,161,997
5.85%, 04/06/30 (Call 02/06/30)(a)	9,420	9,409,641
6.00%, 01/09/28 (Call 12/09/27)(a)	13,733	13,926,355
6.40%, 01/09/33 (Call 10/09/32)(a)	5,816	5,960,563
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	12,817	11,853,086
2.97%, 03/10/32 (Call 12/10/31)(a)	10,534	9,132,104
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	19,888	23,988,754
Toyota Motor Credit Corp.
1.90%, 01/13/27(a)	836	761,507
1.90%, 04/06/28(a)	8,381	7,405,116
2.15%, 02/13/30(a)	11,988	10,217,612
3.05%, 03/22/27	14,165	13,334,173
3.20%, 01/11/27(a)	1,546	1,465,727
3.38%, 04/01/30	7,356	6,691,923
4.45%, 06/29/29(a)	11,411	11,144,555
4.55%, 09/20/27(a)	13,289	13,124,410
4.63%, 01/12/28(a)	13,529	13,359,887
5.25%, 09/11/28	10,327	10,442,146
5.55%, 11/20/30	1,231	1,257,210
		607,944,591
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	13,178	7,929,229
3.25%, 03/01/32 (Call 12/01/31)(a)	7,108	6,043,051
4.15%, 05/01/52 (Call 11/01/51)(a)	9,657	7,068,480
		21,040,760
Banks — 23.1%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(a)(b)	1,844	1,857,753
7.88%, 11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(b)	6,600	6,828,478
Banco Santander SA
2.75%, 12/03/30	5,401	4,228,930
2.96%, 03/25/31(a)	1,679	1,375,749
3.31%, 06/27/29(a)	688	610,764
3.49%, 05/28/30(a)	4,790	4,149,276

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.80%, 02/23/28(a)	$14,659	$13,477,721
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)(b)	19,943	18,793,356
4.25%, 04/11/27	9,539	9,035,098
4.38%, 04/12/28	17,982	16,872,063
5.29%, 08/18/27	19,112	18,716,793
5.59%, 08/08/28(a)	20,118	19,974,142
6.61%, 11/07/28	9,977	10,341,439
6.92%, 08/08/33	15,205	15,101,554
6.94%, 11/07/33	10,180	10,782,332
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(b)	20,524	16,140,113
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(b)	19,622	15,337,434
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(b)	22,093	18,985,023
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(b)	27,505	21,583,922
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)(b)	27,067	22,463,342
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	15,519	14,163,886
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(b)	25,484	20,270,878
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(b)	21,508	17,834,556
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(b)	41,436	28,075,749
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(b)	34,221	27,774,007
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(a)(b)	8,002	5,036,662
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	15,244	13,094,546
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(b)	27,582	22,486,755
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)(b)	16,816	11,037,464
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	17,772	15,609,149
3.25%, 10/21/27 (Call 10/21/26)	18,919	17,669,275
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(b)	28,854	21,308,289
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	45,375	41,689,198
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	14,883	13,893,699
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)(b)	15,497	14,560,219
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	19,384	18,364,382
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(a)(b)	10,387	8,152,298
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	19,424	18,195,032
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	20,364	18,819,635
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(b)	12,438	10,296,099
Security	Par (000)	Value

Banks (continued)
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	$45,413	$35,855,316
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(a)(b)	15,745	13,500,720
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	21,650	20,446,916
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(b)	21,439	17,774,192
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	17,552	16,877,875
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(b)	16,266	13,690,801
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(b)	31,544	28,897,547
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	20,872	20,478,790
5.00%, 01/21/44	15,991	14,859,035
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)(b)	37,413	35,467,965
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	27,686	27,257,789
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(b)	38,626	37,098,628
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(b)	21,554	21,733,495
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(b)	28,689	28,734,363
5.88%, 02/07/42	12,577	12,915,721
6.11%, 01/29/37	16,984	17,354,100
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	15,052	15,387,733
7.75%, 05/14/38	13,658	15,869,163
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(b)	15,589	12,671,807
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1-day SOFR + 1.650%)(a)(b)	7,642	5,459,219
Bank of America NA, 6.00%, 10/15/36	9,556	9,853,447
Bank of Montreal
2.65%, 03/08/27(a)	2,874	2,652,712
5.20%, 02/01/28 (Call 01/01/28)	7,765	7,739,629
5.72%, 09/25/28 (Call 08/25/28)	20,170	20,425,122
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	5,843	5,736,704
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	1,955	1,779,172
3.25%, 05/16/27 (Call 02/16/27)(a)	1,601	1,501,874
3.30%, 08/23/29 (Call 05/23/29)(a)	1,943	1,740,529
3.40%, 01/29/28 (Call 10/29/27)(a)	200	187,087
3.85%, 04/28/28(a)	1,021	974,249
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(b)	6,725	6,972,590
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(b)	6,725	7,133,595
Bank of Nova Scotia (The)
1.95%, 02/02/27	1,565	1,415,581
2.45%, 02/02/32	1,524	1,213,658
4.85%, 02/01/30(a)	16,922	16,338,186
5.25%, 06/12/28(a)	21,741	21,598,957
5.65%, 02/01/34	5,500	5,461,060
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(b)	3,507	2,825,779

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(b)	$8,243	$6,482,939
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(b)	12,102	9,497,727
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(b)	4,768	3,291,489
4.34%, 01/10/28 (Call 01/10/27)(a)	20,913	19,726,175
4.84%, 05/09/28 (Call 05/07/27)(a)	20,641	19,423,422
4.95%, 01/10/47(a)	10,728	9,379,803
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	21,064	20,086,409
5.25%, 08/17/45(a)	12,166	10,975,557
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	23,418	22,926,559
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(a)(b)	9,575	9,219,882
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(b)	18,638	18,299,819
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(b)	17,730	17,919,757
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(b)	13,834	14,069,921
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)(b)	22,138	23,064,227
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(b)	17,895	19,049,084
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (Call 03/07/27)	2,666	2,511,607
3.60%, 04/07/32 (Call 03/07/32)(a)	2,233	1,958,049
5.00%, 04/28/28 (Call 03/28/28)	15,143	14,828,024
6.09%, 10/03/33 (Call 07/03/33)	16,463	16,762,021
Citibank NA, 5.80%, 09/29/28 (Call 08/29/28)	18,488	18,885,583
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(b)	16,937	13,395,111
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	27,053	21,740,294
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)(b)	35,308	29,133,612
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(b)	25,521	21,383,638
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(a)(b)	8,455	5,764,403
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	26,154	22,631,187
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	29,258	23,998,652
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	18,472	17,125,249
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)(b)	19,362	18,027,919
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	18,328	17,165,314
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	29,488	25,457,902
3.88%, 01/24/39 (Call 01/22/38),
(3-mo. SOFR + 1.430%)(b)	790	645,171
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	21,079	20,061,945
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	28,206	26,038,369
Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)	$15,634	$14,723,204
4.13%, 07/25/28	16,867	15,769,500
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)(b)	8,024	6,627,879
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	41,543	38,476,852
4.45%, 09/29/27	33,886	32,427,194
4.65%, 07/30/45(a)	6,937	5,948,998
4.65%, 07/23/48 (Call 06/23/48)(a)	20,790	17,979,076
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)	6,229	6,089,760
4.75%, 05/18/46	17,566	14,600,207
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(a)(b)	22,693	21,274,057
5.30%, 05/06/44	7,033	6,345,260
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(b)	10,644	10,014,479
5.88%, 01/30/42	11,447	11,666,523
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(b)	26,893	27,718,572
6.63%, 06/15/32	12,216	12,863,295
6.68%, 09/13/43	11,275	11,854,785
8.13%, 07/15/39	19,951	24,517,293
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(b)	1,772	1,631,878
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	1,541	1,285,227
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	23,182	22,976,679
5.25%, 08/04/45(a)	5,623	5,120,565
5.75%, 12/01/43	6,671	6,435,143
Credit Suisse AG/New York NY
5.00%, 07/09/27(a)	4,694	4,588,972
7.50%, 02/15/28(a)	19,069	20,368,165
Deutsche Bank AG, 6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(b)	6,745	6,872,203
Deutsche Bank AG/New York NY
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	18,847	16,853,496
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)(b)	578	460,407
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(b)	11,291	9,450,710
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(b)	18,767	19,091,095
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	14,976	13,646,577
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	1,936	1,746,575
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(b)	2,308	2,147,496
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(b)	10,683	10,761,459
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)(b)	8,340	8,378,691
8.25%, 03/01/38	8,710	9,684,582
Goldman Sachs Capital I, 6.35%, 02/15/34	10,458	10,460,501
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	26,839	20,777,431

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	$40,639	$31,964,577
2.60%, 02/07/30 (Call 11/07/29)	13,232	11,208,049
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	37,049	29,829,995
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	25,862	23,589,695
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	31,015	24,852,195
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(b)	14,753	10,077,550
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	38,526	31,752,185
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(a)(b)	20,056	14,428,758
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(b)	17,141	12,609,487
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	26,268	24,705,800
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	19,374	18,184,504
3.80%, 03/15/30 (Call 12/15/29)	18,558	16,829,528
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	21,524	19,988,456
3.85%, 01/26/27 (Call 01/26/26)	2,736	2,627,622
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(b)	14,759	12,232,960
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	29,874	28,202,466
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(a)(b)	6,875	5,902,256
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	19,568	18,869,418
4.75%, 10/21/45 (Call 04/21/45)	14,933	13,328,216
4.80%, 07/08/44 (Call 01/08/44)	15,173	13,496,250
5.15%, 05/22/45(a)	20,604	18,720,049
5.95%, 01/15/27	1,163	1,184,238
6.13%, 02/15/33(a)	13,622	14,314,765
6.25%, 02/01/41	31,492	33,016,947
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(b)	21,958	22,737,052
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)(b)	13,800	14,560,667
6.75%, 10/01/37	61,403	64,444,991
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)	19,988	17,417,451
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	22,465	19,063,887
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)(b)	13,656	10,924,755
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	24,891	20,022,694
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(b)	11,884	9,873,703
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)(b)	13,095	10,398,279
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)(b)	26,211	23,793,622
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	27,262	25,851,701
Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(a)(b)	$31,072	$29,566,972
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)(b)	23,598	22,845,278
4.95%, 03/31/30(a)	21,280	20,622,559
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(b)	23,697	23,272,369
5.25%, 03/14/44(a)	9,293	8,259,722
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(a)(b)	20,733	19,857,041
6.10%, 01/14/42(a)	10,962	11,645,115
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	20,292	20,562,795
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)(b)	19,831	20,165,519
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(b)	22,204	22,515,578
6.50%, 05/02/36	13,646	13,715,405
6.50%, 09/15/37(a)	14,260	14,573,592
6.50%, 09/15/37	4,888	4,857,220
6.80%, 06/01/38(a)	8,641	9,020,120
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)(b)	23,665	24,987,012
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(b)	13,475	13,984,220
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)(a)	3,862	3,144,759
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)(b)	5,348	5,076,471
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(b)	13,410	13,438,180
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(a)(b)	4,073	3,853,572
5.65%, 01/10/30 (Call 11/10/29)	7,090	6,867,728
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(b)	4,990	4,039,655
3.95%, 03/29/27	16,062	15,296,010
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	20,149	19,114,012
4.05%, 04/09/29(a)	8,800	8,221,699
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)(b)	5,270	4,705,492
4.55%, 10/02/28(a)	13,866	13,331,409
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(b)	9,754	9,763,048
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)(b)	12,148	9,501,308
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	25,297	19,855,532
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(b)	15,599	13,519,596
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	12,059	10,822,459
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(b)	25,502	21,394,944
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(a)(b)	15,568	10,390,943

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	$27,078	$21,751,367
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	31,538	25,757,763
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	34,458	29,699,826
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	13,217	12,253,797
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	31,588	26,087,559
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(a)(b)	15,382	11,280,765
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(b)	21,392	14,379,818
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(b)	19,424	14,174,215
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	34,006	23,647,993
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(b)	19,397	18,016,095
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)(b)	19,621	18,457,227
3.63%, 12/01/27 (Call 12/01/26)(a)	7,815	7,389,347
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	21,839	19,980,331
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	23,611	22,467,210
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(b)	17,217	14,439,199
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)(b)	16,698	12,958,032
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(b)	31,954	25,292,051
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	19,052	17,968,970
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	14,815	11,874,289
4.13%, 12/15/26	1,063	1,028,328
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	20,496	19,498,533
4.25%, 10/01/27(a)	10,246	9,944,071
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(b)	18,957	15,726,553
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	25,850	25,010,943
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(a)(b)	23,876	22,873,055
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)(b)	28,245	26,698,120
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)(b)	18,905	18,114,204
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	19,884	18,467,893
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	30,317	29,863,261
4.85%, 02/01/44	9,452	8,714,299
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	38,856	36,884,489
4.95%, 06/01/45(a)	16,901	15,288,959
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	19,936	19,871,712
Security	Par (000)	Value

Banks (continued)
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(b)	$39,429	$38,479,108
5.40%, 01/06/42	10,577	10,500,747
5.50%, 10/15/40(a)	11,899	11,867,770
5.60%, 07/15/41	17,079	17,336,891
5.63%, 08/16/43(a)	12,065	11,947,839
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(b)	19,911	20,478,808
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(b)	23,975	24,999,365
6.40%, 05/15/38	23,136	25,463,572
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	3,869	3,391,964
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	2,853	2,321,079
5.85%, 11/15/27 (Call 10/16/27)(a)	10,550	10,180,763
KeyCorp
2.25%, 04/06/27	8,020	6,987,719
2.55%, 10/01/29(a)	4,109	3,306,622
4.10%, 04/30/28	7,755	7,051,045
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(b)	2,934	2,543,162
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	26,025	23,970,873
3.75%, 01/11/27	1,026	969,457
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	12,428	11,634,390
4.34%, 01/09/48(a)	12,915	9,386,604
4.38%, 03/22/28	21,891	20,797,853
4.55%, 08/16/28(a)	16,955	16,187,478
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)(b)	4,415	4,104,860
5.30%, 12/01/45(a)	3,724	3,218,076
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)(b)	14,390	14,420,951
M&T Bank Corp.
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(b)	7,281	6,515,115
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(b)	787	819,708
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/28/27)	11,294	10,616,665
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	10,428	8,452,997
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	12,621	10,072,791
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)(b)	20,152	18,280,083
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	5,548	4,462,471
2.56%, 02/25/30(a)	10,278	8,714,962
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	6,668	5,481,247
3.20%, 07/18/29	16,674	14,906,453
3.29%, 07/25/27(a)	12,354	11,552,337
3.68%, 02/22/27(a)	6,311	5,992,123
3.74%, 03/07/29	15,017	13,991,970
3.75%, 07/18/39	5,008	4,080,634
3.96%, 03/02/28(a)	17,328	16,548,398
4.05%, 09/11/28(a)	13,035	12,417,022

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	$10,232	$9,762,137
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	16,126	15,834,989
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	11,629	11,311,983
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(b)	18,408	18,350,558
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(a)(b)	6,789	6,717,781
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)(b)	14,342	14,351,702
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)(b)	8,047	7,967,616
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(a)(b)	4,398	4,382,062
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(b) .	5,488	4,311,515
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(b)	9,964	7,995,215
2.56%, 09/13/31	3,792	2,960,880
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(b)	6,910	6,039,923
3.17%, 09/11/27(a)	11,293	10,431,197
4.02%, 03/05/28(a)	15,484	14,690,787
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)(b)	12,403	11,712,846
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	14,798	14,765,555
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(b)	18,661	18,652,052
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	1,861	1,847,841
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)(b)	3,446	3,439,747
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(b)	5,713	5,689,374
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(b)	24,111	24,354,167
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	28,350	21,684,427
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	27,575	21,154,853
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	36,928	28,842,781
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	18,243	16,624,764
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	24,499	19,439,787
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	32,636	27,542,219
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(b)	16,104	10,039,978
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	27,834	22,677,735
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(b)	16,684	12,174,243
3.59%, 07/22/28 (Call 07/22/27)(b)	24,652	23,064,387
Security	Par (000)	Value

Banks (continued)
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	$28,065	$24,912,537
3.63%, 01/20/27(a)	3,959	3,780,132
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	26,228	24,469,030
3.95%, 04/23/27	14,839	14,085,528
3.97%, 07/22/38 (Call 07/22/37)(b)	11,537	9,603,050
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	21,246	20,389,257
4.30%, 01/27/45	20,785	17,471,505
4.38%, 01/22/47	18,780	15,743,533
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	29,266	27,782,369
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(b)	2,156	1,883,284
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)(b)	21,068	19,717,408
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	21,774	21,433,738
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	24,218	23,787,014
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)(b)	33,318	31,867,581
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(b)	23,118	22,486,379
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	21,413	21,314,978
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)(b)	16,422	16,631,027
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	19,342	19,885,806
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	30,334	31,368,028
6.38%, 07/24/42	22,979	24,996,689
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(b)	7,230	7,482,584
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(b)	12,289	13,004,965
7.25%, 04/01/32(a)	15,637	17,787,776
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	3,418	3,282,523
4.90%, 06/13/28(a)	3,076	3,044,392
4.94%, 01/12/28	3,176	3,157,200
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	16,049	14,624,444
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)(b)	9,987	9,217,385
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	24,018	23,013,973
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	14,367	13,751,401
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)	16,864	16,641,717
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(b)	18,682	18,609,745
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)(b)	2,672	2,667,666
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	3,542	2,921,897
4.00%, 05/10/27 (Call 04/10/27)	14,818	14,385,812

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.13%, 11/02/32 (Call 08/02/32)(a)	$5,161	$5,311,256
PNC Bank NA
2.70%, 10/22/29	8,295	6,963,577
3.10%, 10/25/27 (Call 09/25/27)	6,276	5,738,571
4.05%, 07/26/28	13,231	12,353,537
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)(b)	2,199	1,777,389
2.55%, 01/22/30 (Call 10/24/29)(a)	19,435	16,457,638
3.15%, 05/19/27 (Call 04/19/27)(a)	9,266	8,641,189
3.45%, 04/23/29 (Call 01/23/29)(a)	15,223	13,862,294
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)(b)	8,822	8,274,665
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(b)	12,833	12,674,548
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)(b)	28,635	28,418,139
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(b)	5,199	5,161,976
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	10,198	10,203,514
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	22,355	23,656,381
Royal Bank of Canada
2.30%, 11/03/31	11,171	8,957,752
3.63%, 05/04/27(a)	13,307	12,641,335
3.88%, 05/04/32	6,856	6,131,324
4.24%, 08/03/27	15,051	14,638,872
4.90%, 01/12/28(a)	12,188	12,057,886
5.00%, 02/01/33(a)	13,801	13,347,778
5.00%, 05/02/33(a)	5,751	5,541,746
5.20%, 08/01/28	16,317	16,264,750
6.00%, 11/01/27	20,331	20,893,467
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	9,068	8,125,464
4.40%, 07/13/27 (Call 04/14/27)	8,509	8,090,608
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	9,289	9,379,676
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	8,015	7,111,509
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)(b)	6,278	5,763,700
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(b)	8,966	9,055,283
State Street Corp.
2.20%, 03/03/31	2,123	1,700,241
2.40%, 01/24/30	3,007	2,586,997
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(b)	9,375	9,446,691
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28(a)	21,550	18,427,321
2.13%, 07/08/30	18,713	15,200,692
2.14%, 09/23/30	11,396	9,095,622
2.22%, 09/17/31(a)	2,041	1,613,814
2.75%, 01/15/30	17,010	14,531,151
2.93%, 09/17/41(a)	1,960	1,367,129
3.04%, 07/16/29	27,912	24,600,096
3.35%, 10/18/27(a)	8,500	7,901,244
3.36%, 07/12/27(a)	15,795	14,745,454
Security	Par (000)	Value

Banks (continued)
3.45%, 01/11/27(a)	$1,342	$1,266,668
3.54%, 01/17/28	8,263	7,699,024
3.94%, 07/19/28	8,213	7,732,526
5.52%, 01/13/28(a)	23,412	23,484,622
5.71%, 01/13/30	17,483	17,620,180
5.72%, 09/14/28(a)	17,855	18,065,925
5.77%, 01/13/33	9,928	10,113,055
5.80%, 07/13/28(a)	11,142	11,305,930
5.81%, 09/14/33(a)	10,080	10,247,306
6.18%, 07/13/43(a)	4,820	5,045,418
Toronto-Dominion Bank (The)
1.95%, 01/12/27(a)	781	708,175
2.00%, 09/10/31	1,970	1,562,597
2.80%, 03/10/27	11,174	10,351,112
3.20%, 03/10/32	8,992	7,596,434
4.11%, 06/08/27(a)	20,065	19,300,313
4.46%, 06/08/32	13,951	12,932,817
4.69%, 09/15/27	22,639	22,215,114
5.16%, 01/10/28	20,357	20,186,958
5.52%, 07/17/28(a)	20,409	20,557,449
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	15,968	12,620,395
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	9,922	8,472,428
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	13,109	10,980,544
1.95%, 06/05/30 (Call 03/05/30)(a)	9,681	7,743,366
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)(b)	12,689	11,936,456
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	18,008	17,237,805
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	9,763	8,961,512
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)(b)	13,381	13,010,895
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(b)	3,944	3,884,248
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(b)	15,688	16,382,831
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	10,327	7,892,823
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(b)	14,060	12,723,241
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	3,401	2,685,023
3.00%, 07/30/29 (Call 04/30/29)	7,810	6,762,360
3.90%, 04/26/28 (Call 03/26/28)	13,985	13,190,157
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)(b)	21,436	20,623,588
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	19,941	19,118,386
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)(b)	18,321	16,765,404
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(b)	22,039	22,055,648
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	13,163	12,954,223
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	13,204	12,969,346
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	12,673	11,832,301
UBS AG
4.50%, 06/26/48(a)	3,713	3,345,127

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.65%, 09/11/28	$21,802	$22,069,973
UBS Group AG, 4.88%, 05/15/45	18,515	16,314,931
Wachovia Corp., 5.50%, 08/01/35	8,848	8,511,749
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	22,697	20,384,777
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(b)	25,826	21,553,592
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)(b)	29,045	24,985,770
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)(b)	34,401	24,609,117
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)(b)	35,306	29,513,659
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	30,987	29,070,355
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	20,425	19,129,408
3.90%, 05/01/45	20,482	15,863,823
4.15%, 01/24/29 (Call 10/24/28)(a)	22,387	21,188,404
4.30%, 07/22/27	15,792	15,157,785
4.40%, 06/14/46	20,929	16,237,848
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(b)	20,702	19,338,103
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	31,745	26,585,428
4.65%, 11/04/44	19,035	15,700,668
4.75%, 12/07/46	19,312	15,845,948
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)(b)	22,428	21,887,503
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	37,374	34,964,356
4.90%, 11/17/45	19,315	16,361,530
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(b)	52,478	46,737,290
5.38%, 11/02/43	19,091	17,306,637
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	33,808	32,510,456
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(b)	38,786	37,788,618
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(b)	33,369	33,313,401
5.61%, 01/15/44	24,077	22,344,920
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(a)(b)	21,274	21,884,319
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(b)	30,331	31,635,664
Wells Fargo Bank NA
5.85%, 02/01/37	9,756	9,725,645
6.60%, 01/15/38	12,851	13,542,381
Westpac Banking Corp.
1.95%, 11/20/28	18,268	15,719,554
2.15%, 06/03/31	9,047	7,368,910
2.65%, 01/16/30(a)	8,144	7,102,955
2.96%, 11/16/40(a)	6,046	3,862,190
3.13%, 11/18/41	6,792	4,390,444
3.35%, 03/08/27(a)	5,628	5,339,908
3.40%, 01/25/28	16,666	15,705,502
4.04%, 08/26/27(a)	11,099	10,776,972
4.42%, 07/24/39	6,808	5,405,308
5.46%, 11/18/27(a)	14,440	14,627,768
Security	Par (000)	Value

Banks (continued)
5.54%, 11/17/28	$10,650	$10,828,376
6.82%, 11/17/33	7,205	7,507,462
		7,087,102,987
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	44,915	42,679,010
4.90%, 02/01/46 (Call 08/01/45)(a)	86,904	80,234,761
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44(a)	9,835	8,784,677
4.90%, 02/01/46 (Call 08/01/45)(a)	14,280	13,171,002
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	15,605	14,410,390
4.00%, 04/13/28 (Call 01/13/28)	16,535	16,016,825
4.35%, 06/01/40 (Call 12/01/39)	10,892	9,644,468
4.38%, 04/15/38 (Call 10/15/37)(a)	7,711	6,976,489
4.44%, 10/06/48 (Call 04/06/48)	19,109	16,643,075
4.50%, 06/01/50 (Call 12/01/49)	16,734	14,767,266
4.60%, 04/15/48 (Call 10/15/47)	22,888	20,465,101
4.75%, 01/23/29 (Call 10/23/28)	41,008	40,855,577
4.75%, 04/15/58 (Call 10/15/57)(a)	8,021	7,108,352
4.90%, 01/23/31 (Call 10/23/30)(a)	3,053	3,076,922
4.95%, 01/15/42	16,012	15,131,566
5.45%, 01/23/39 (Call 07/23/38)	18,427	18,457,574
5.55%, 01/23/49 (Call 07/23/48)	37,759	38,462,465
5.80%, 01/23/59 (Call 07/23/58)	17,580	18,359,466
8.20%, 01/15/39	12,496	15,822,750
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	15,911	13,747,363
1.38%, 03/15/31(a)	11,863	9,463,714
1.45%, 06/01/27(a)	14,825	13,304,796
1.50%, 03/05/28	9,567	8,447,006
1.65%, 06/01/30(a)	11,373	9,450,129
2.00%, 03/05/31(a)	5,911	4,937,281
2.13%, 09/06/29	12,910	11,329,968
2.25%, 01/05/32(a)	14,990	12,620,625
2.50%, 06/01/40(a)	6,362	4,548,805
2.50%, 03/15/51(a)	10,307	6,488,100
2.60%, 06/01/50	12,003	7,769,052
2.75%, 06/01/60(a)	7,705	4,922,053
2.88%, 05/05/41	4,049	3,020,414
3.00%, 03/05/51(a)	13,042	9,215,541
3.38%, 03/25/27(a)	9,927	9,580,398
3.45%, 03/25/30(a)	13,449	12,553,011
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	8,581	6,901,109
3.15%, 08/01/29 (Call 05/01/29)	7,843	7,055,861
4.90%, 05/01/33 (Call 02/01/33)(a)	6,856	6,599,014
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	7,946	6,613,020
2.13%, 04/29/32 (Call 01/29/32)	5,506	4,368,520
2.38%, 10/24/29 (Call 07/24/29)	11,172	9,707,874
5.30%, 10/24/27 (Call 09/24/27)(a)	5,723	5,799,934
5.50%, 01/24/33 (Call 10/24/32)	7,613	7,786,051
5.63%, 10/05/33 (Call 07/05/33)	11,451	11,831,678
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	7,743	6,866,825
3.80%, 05/01/50 (Call 11/01/49)	4,721	3,522,300
3.95%, 04/15/29 (Call 02/15/29)(a)	13,844	13,080,206
4.05%, 04/15/32 (Call 01/15/32)(a)	12,086	11,062,230

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.50%, 04/15/52 (Call 10/15/51)(a)	$8,000	$6,690,569
4.60%, 05/25/28 (Call 02/25/28)(a)	13,313	13,060,265
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)(a)	8,765	6,948,616
5.00%, 05/01/42(a)	16,382	14,866,405
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	10,085	8,035,542
1.63%, 05/01/30 (Call 02/01/30)	15,149	12,521,763
1.95%, 10/21/31 (Call 07/21/31)(a)	14,811	12,060,805
2.63%, 07/29/29 (Call 04/29/29)	11,896	10,666,183
2.63%, 10/21/41 (Call 04/21/41)	6,769	4,794,473
2.75%, 03/19/30 (Call 12/19/29)	11,203	9,995,400
2.75%, 10/21/51 (Call 04/21/51)(a)	7,630	4,996,802
2.88%, 10/15/49 (Call 04/15/49)	10,384	7,124,971
3.00%, 10/15/27 (Call 07/15/27)(a)	14,161	13,353,999
3.45%, 10/06/46 (Call 04/06/46)(a)	7,406	5,703,192
3.60%, 02/18/28 (Call 01/18/28)	4,879	4,666,223
3.63%, 03/19/50 (Call 09/19/49)	9,006	7,043,513
3.90%, 07/18/32 (Call 04/18/32)(a)	14,073	13,240,097
4.45%, 02/15/33 (Call 11/15/32)(a)	5,080	5,021,463
4.45%, 04/14/46 (Call 10/14/45)	8,320	7,514,617
		811,965,512
Biotechnology — 2.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	11,951	10,305,517
2.00%, 01/15/32 (Call 10/15/31)(a)	10,795	8,480,207
2.20%, 02/21/27 (Call 12/21/26)	3,970	3,646,839
2.30%, 02/25/31 (Call 11/25/30)(a)	10,312	8,537,485
2.45%, 02/21/30 (Call 11/21/29)(a)	6,326	5,428,980
2.77%, 09/01/53 (Call 03/01/53)	9,289	5,537,048
2.80%, 08/15/41 (Call 02/15/41)	11,385	7,824,041
3.00%, 02/22/29 (Call 12/22/28)(a)	4,212	3,835,702
3.00%, 01/15/52 (Call 07/15/51)(a)	13,762	8,889,073
3.15%, 02/21/40 (Call 08/21/39)	19,347	14,255,740
3.20%, 11/02/27 (Call 08/02/27)	6,339	5,948,708
3.35%, 02/22/32 (Call 11/22/31)	6,673	5,858,590
3.38%, 02/21/50 (Call 08/21/49)(a)	21,421	14,816,856
4.05%, 08/18/29 (Call 06/18/29)(a)	11,512	10,955,165
4.20%, 03/01/33 (Call 12/01/32)	9,174	8,427,970
4.20%, 02/22/52 (Call 08/22/51)	11,433	9,019,316
4.40%, 05/01/45 (Call 11/01/44)	22,189	18,435,884
4.40%, 02/22/62 (Call 08/22/61)	9,266	7,296,119
4.56%, 06/15/48 (Call 12/15/47)(a)	13,441	11,352,224
4.66%, 06/15/51 (Call 12/15/50)	34,879	29,790,433
4.88%, 03/01/53 (Call 09/01/52)	11,342	9,965,387
5.15%, 03/02/28 (Call 02/02/28)	36,385	36,473,485
5.25%, 03/02/30 (Call 01/02/30)	25,408	25,536,199
5.25%, 03/02/33 (Call 12/02/32)	40,674	40,213,648
5.60%, 03/02/43 (Call 09/02/42)	26,512	25,936,006
5.65%, 03/02/53 (Call 09/02/52)	39,834	39,242,716
5.75%, 03/02/63 (Call 09/02/62)(a)	26,657	26,077,973
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	23,143	19,032,296
3.15%, 05/01/50 (Call 11/01/49)	11,927	7,724,746
5.20%, 09/15/45 (Call 03/15/45)(a)	9,303	8,504,474
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	5,797	5,043,905
1.65%, 10/01/30 (Call 07/01/30)(a)	7,530	6,081,113
2.60%, 10/01/40 (Call 04/01/40)(a)	9,352	6,448,452
2.80%, 10/01/50 (Call 04/01/50)(a)	14,486	9,240,304
2.95%, 03/01/27 (Call 12/01/26)	7,199	6,753,471
Security	Par (000)	Value

Biotechnology (continued)
4.00%, 09/01/36 (Call 03/01/36)(a)	$1,382	$1,213,837
4.15%, 03/01/47 (Call 09/01/46)	16,877	13,861,964
4.50%, 02/01/45 (Call 08/01/44)(a)	15,288	13,276,732
4.60%, 09/01/35 (Call 03/01/35)	2,721	2,568,688
4.75%, 03/01/46 (Call 09/01/45)	21,468	19,255,100
4.80%, 04/01/44 (Call 10/01/43)	16,850	15,278,788
5.25%, 10/15/33 (Call 07/15/33)	16,894	16,947,434
5.55%, 10/15/53 (Call 04/15/53)(a)	10,815	10,915,148
5.65%, 12/01/41 (Call 06/01/41)	12,449	12,578,877
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	12,303	9,772,316
2.80%, 09/15/50 (Call 03/15/50)	4,524	2,746,410
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)	12,690	11,111,595
2.20%, 09/02/30 (Call 06/02/30)(a)	11,515	9,298,221
3.30%, 09/02/40 (Call 03/02/40)(a)	6,295	4,396,454
3.55%, 09/02/50 (Call 03/02/50)(a)	7,344	4,812,683
		618,950,319
Building Materials — 0.3%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	7,547	6,922,549
2.70%, 02/15/31 (Call 11/15/30)	8,606	7,210,691
2.72%, 02/15/30 (Call 11/15/29)	26,735	22,999,915
3.38%, 04/05/40 (Call 10/05/39)(a)	10,649	7,973,592
3.58%, 04/05/50 (Call 10/05/49)(a)	16,179	11,524,511
5.90%, 03/15/34 (Call 12/15/33)(c)	1,957	2,012,739
6.20%, 03/15/54 (Call 09/15/53)(c)	8,897	9,390,471
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	7,947	6,451,577
3.20%, 07/15/51 (Call 01/15/51)(a)	4,614	3,101,466
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	9,637	9,118,348
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30).	8,004	7,140,802
		93,846,661
Chemicals — 1.2%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	12,850	10,826,955
2.70%, 05/15/40 (Call 11/15/39)(a)	4,870	3,454,401
2.80%, 05/15/50 (Call 11/15/49)(a)	7,221	4,767,303
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)(a)	21,224	21,403,190
6.33%, 07/15/29 (Call 05/15/29)(a)	7,692	7,834,635
6.35%, 11/15/28 (Call 10/15/28)(a)	10,893	11,122,693
6.38%, 07/15/32 (Call 04/15/32)(a)	9,550	9,713,161
6.55%, 11/15/30 (Call 09/15/30)	9,521	9,751,433
6.70%, 11/15/33 (Call 08/15/33)(a)	10,453	10,829,950
CF Industries Inc.
4.95%, 06/01/43	10,651	9,058,656
5.15%, 03/15/34	13,546	12,816,361
5.38%, 03/15/44	2,243	2,012,222
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	8,253	6,785,873
3.60%, 11/15/50 (Call 05/15/50)	5,747	4,067,966
4.38%, 11/15/42 (Call 05/15/42)	18,471	15,080,247
5.25%, 11/15/41 (Call 05/15/41)	10,434	9,555,747
5.55%, 11/30/48 (Call 05/30/48)	4,903	4,623,906
6.90%, 05/15/53 (Call 11/15/52)(a)	6,469	7,234,800
7.38%, 11/01/29(a)	15,805	17,467,801

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	$26,328	$26,027,203
5.32%, 11/15/38 (Call 05/15/38)	16,180	15,781,794
5.42%, 11/15/48 (Call 05/15/48)(a)	17,178	16,769,315
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	7,881	6,396,988
Ecolab Inc., 2.70%, 12/15/51 (Call 06/15/51)(a)	4,701	2,948,736
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	1,972	1,581,374
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	8,026	6,716,138
5.25%, 07/15/43(a)	8,278	7,350,624
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	6,775	4,839,977
3.63%, 04/01/51 (Call 04/01/50)(a)	9,411	6,307,731
4.20%, 10/15/49 (Call 04/15/49)	9,085	6,693,198
4.20%, 05/01/50 (Call 11/01/49)(a)	9,024	6,655,991
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	12,401	9,683,054
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	12,937	12,345,509
4.90%, 03/27/28 (Call 02/27/28)(a)	12,358	12,228,853
5.00%, 04/01/49 (Call 10/01/48)(a)	5,686	4,890,788
5.80%, 03/27/53 (Call 09/27/52)(a)	5,579	5,485,513
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	13,953	12,476,662
3.45%, 06/01/27 (Call 03/01/27)(a)	16,670	15,801,971
4.50%, 06/01/47 (Call 12/01/46)(a)	8,077	6,822,310
		366,211,029
Commercial Services — 0.8%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	11,064	8,888,231
1.70%, 05/15/28 (Call 03/15/28)	582	514,314
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	10,506	8,362,492
5.10%, 12/15/27 (Call 11/15/27)(a)	4,085	4,049,331
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	1,313	1,185,268
2.90%, 05/15/30 (Call 02/15/30)(a)	16,022	13,651,353
2.90%, 11/15/31 (Call 08/15/31)(a)	10,402	8,554,686
3.20%, 08/15/29 (Call 05/15/29)(a)	21,649	19,132,890
4.15%, 08/15/49 (Call 02/15/49)(a)	1,858	1,369,442
5.40%, 08/15/32 (Call 05/15/32)(a)	11,176	10,929,394
5.95%, 08/15/52 (Call 02/15/52)(a)	4,631	4,431,020
Massachusetts Institute of Technology, 5.60%, 07/01/2111(a)	10,111	10,547,059
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	14,443	12,228,270
2.85%, 10/01/29 (Call 07/01/29)	19,721	17,544,500
3.25%, 06/01/50 (Call 12/01/49)(a)	6,211	4,354,107
4.40%, 06/01/32 (Call 03/01/32)(a)	10,040	9,598,932
5.05%, 06/01/52 (Call 12/01/51)(a)	6,414	6,143,229
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30).	18,326	15,409,516
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	6,749	5,962,281
4.00%, 03/18/29 (Call 12/18/28)(a)	10,627	10,146,756
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	6,055	5,588,109
2.70%, 03/01/29 (Call 01/01/29)(a)	15,939	14,369,876
2.90%, 03/01/32 (Call 12/01/31)(a)	10,670	9,076,465
Security	Par (000)	Value

Commercial Services (continued)
3.70%, 03/01/52 (Call 09/01/51)	$6,087	$4,644,325
4.25%, 05/01/29 (Call 02/01/29)(a)	14,462	14,083,164
5.25%, 09/15/33 (Call 06/15/33)(c)	10,949	11,017,504
		231,782,514
Computers — 2.6%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)(a)	12,457	10,040,683
1.40%, 08/05/28 (Call 06/05/28)	17,822	15,483,493
1.65%, 05/11/30 (Call 02/11/30)	17,026	14,203,099
1.65%, 02/08/31 (Call 11/08/30)	25,109	20,488,369
1.70%, 08/05/31 (Call 05/05/31)	10,793	8,769,280
2.20%, 09/11/29 (Call 06/11/29)	14,917	13,122,249
2.38%, 02/08/41 (Call 08/08/40)	18,976	13,311,376
2.40%, 08/20/50 (Call 02/20/50)(a)	15,984	9,955,478
2.55%, 08/20/60 (Call 02/20/60)(a)	19,450	12,124,753
2.65%, 05/11/50 (Call 11/11/49).	26,737	17,421,134
2.65%, 02/08/51 (Call 08/08/50)	30,968	20,099,390
2.70%, 08/05/51 (Call 02/05/51)(a)	19,333	12,603,202
2.80%, 02/08/61 (Call 02/08/60)	15,391	9,845,797
2.85%, 08/05/61 (Call 02/05/61)(a)	11,752	7,506,776
2.90%, 09/12/27 (Call 06/12/27)(a)	15,417	14,516,365
2.95%, 09/11/49 (Call 03/11/49)(a)	17,030	11,862,299
3.00%, 06/20/27 (Call 03/20/27)(a)	8,631	8,181,079
3.00%, 11/13/27 (Call 08/13/27)(a)	10,595	10,023,758
3.20%, 05/11/27 (Call 02/11/27)(a)	14,653	13,970,770
3.25%, 08/08/29 (Call 06/08/29)(a)	10,537	9,820,122
3.35%, 02/09/27 (Call 11/09/26)	3,496	3,362,029
3.35%, 08/08/32 (Call 05/08/32)(a)	14,487	13,163,436
3.45%, 02/09/45	20,583	16,325,256
3.75%, 09/12/47 (Call 03/12/47)	12,641	10,278,414
3.75%, 11/13/47 (Call 05/13/47)(a)	13,777	11,267,936
3.85%, 05/04/43	27,343	23,290,210
3.85%, 08/04/46 (Call 02/04/46)	20,660	17,286,305
3.95%, 08/08/52 (Call 02/08/52)(a)	18,581	15,417,722
4.00%, 05/10/28 (Call 04/10/28)	11,346	11,122,420
4.10%, 08/08/62 (Call 02/08/62)(a)	10,344	8,568,009
4.25%, 02/09/47 (Call 08/09/46)(a)	13,030	11,611,455
4.30%, 05/10/33 (Call 02/10/33)(a)	7,516	7,411,274
4.38%, 05/13/45	21,584	19,560,399
4.45%, 05/06/44(a)	12,305	11,440,479
4.50%, 02/23/36 (Call 08/23/35)(a)	4,120	4,077,021
4.65%, 02/23/46 (Call 08/23/45)	37,987	35,851,325
4.85%, 05/10/53 (Call 11/10/52)	12,307	11,927,556
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	8,745	6,222,811
3.45%, 12/15/51 (Call 06/15/51)	11,291	7,532,409
5.25%, 02/01/28 (Call 01/01/28)(a)	12,586	12,629,892
5.30%, 10/01/29 (Call 07/01/29)(a)	23,769	23,697,529
5.75%, 02/01/33 (Call 11/01/32)(a)	14,608	14,787,507
6.20%, 07/15/30 (Call 04/15/30)	13,018	13,521,747
8.10%, 07/15/36 (Call 01/15/36)(a)	4,419	5,187,041
8.35%, 07/15/46 (Call 01/15/46)	7,128	8,846,985
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	2,068	2,175,216
6.35%, 10/15/45 (Call 04/15/45)	14,601	14,855,273
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(a)	9,951	8,149,165
3.00%, 06/17/27 (Call 04/17/27)	3,567	3,310,153
4.00%, 04/15/29 (Call 02/15/29)(a)	11,428	10,797,467
4.75%, 01/15/28 (Call 12/15/27)	4,556	4,476,111
5.50%, 01/15/33 (Call 10/15/32)(a)	8,702	8,632,873

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.00%, 09/15/41(a)	$16,117	$16,115,811
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	6,291	5,635,414
1.95%, 05/15/30 (Call 02/15/30)(a)	10,346	8,583,921
2.95%, 05/15/50 (Call 11/15/49)(a)	7,549	4,848,289
3.50%, 05/15/29(a)	30,083	28,020,392
4.00%, 06/20/42(a)	11,522	9,515,543
4.15%, 07/27/27 (Call 06/27/27)	4,710	4,580,623
4.15%, 05/15/39	16,473	14,186,254
4.25%, 05/15/49	26,904	22,224,953
4.40%, 07/27/32 (Call 04/27/32)(a)	8,011	7,597,779
4.50%, 02/06/28 (Call 01/06/28)	7,599	7,481,940
4.75%, 02/06/33 (Call 11/06/32)(a)	6,610	6,435,444
4.90%, 07/27/52 (Call 01/27/52)(a)	6,722	6,053,716
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	10,782	8,630,517
4.38%, 05/15/30 (Call 02/15/30)	6,254	5,789,345
5.75%, 03/15/33 (Call 12/15/32)(a)	1,502	1,494,276
		787,327,114
Cosmetics & Personal Care — 0.7%
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)(a)	14,036	13,251,687
3.38%, 03/24/29 (Call 01/24/29)	11,455	10,474,454
3.63%, 03/24/32 (Call 12/24/31)	24,274	21,402,432
4.00%, 03/24/52 (Call 09/24/51)	1,702	1,317,807
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	12,733	12,615,142
5.00%, 03/22/30 (Call 01/22/30)(a)	10,650	10,700,353
5.05%, 03/22/28 (Call 02/22/28)	15,295	15,388,876
5.05%, 03/22/53 (Call 09/22/52)(a)	19,367	18,522,833
5.10%, 03/22/43 (Call 09/22/42)(a)	7,315	7,123,163
5.20%, 03/22/63 (Call 09/22/62)(a)	9,000	8,614,533
Procter & Gamble Co. (The)
1.20%, 10/29/30	10,151	8,119,333
1.90%, 02/01/27(a)	4,386	4,037,892
1.95%, 04/23/31	7,613	6,381,638
2.30%, 02/01/32	7,271	6,181,971
2.85%, 08/11/27(a)	5,597	5,272,792
3.00%, 03/25/30	12,601	11,520,062
4.05%, 01/26/33(a)	6,801	6,549,703
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	2,036	1,628,022
2.13%, 09/06/29 (Call 06/06/29)	6,670	5,801,119
2.90%, 05/05/27 (Call 02/05/27)	5,757	5,405,232
3.50%, 03/22/28 (Call 12/22/27)(a)	10,386	9,895,948
5.00%, 12/08/33 (Call 09/08/33)	5,283	5,278,307
5.90%, 11/15/32(a)	16,886	17,985,659
		213,468,958
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	34,968	30,811,571
3.30%, 01/30/32 (Call 10/30/31)	29,814	24,670,203
3.40%, 10/29/33 (Call 07/29/33)(a)	20,860	16,830,591
3.65%, 07/21/27 (Call 04/21/27)	10,785	10,034,264
3.85%, 10/29/41 (Call 04/29/41)(a)	18,399	13,704,164
5.75%, 06/06/28 (Call 05/06/28)(a)	8,800	8,765,071
6.15%, 09/30/30 (Call 07/30/30)	5,699	5,738,915
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	985	884,708
Security	Par (000)	Value

Diversified Financial Services (continued)
2.88%, 01/15/32 (Call 10/15/31)(a)	$6,233	$5,048,758
3.13%, 12/01/30 (Call 09/01/30)	6,020	5,058,294
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	2,750	2,249,390
4.75%, 06/09/27 (Call 05/09/27)(a)	572	540,849
7.10%, 11/15/27 (Call 10/15/27)(a)	1,281	1,305,781
8.00%, 11/01/31(a)	24,423	25,883,007
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)	7,094	6,528,908
3.30%, 05/03/27 (Call 04/02/27)	8,791	8,259,056
4.05%, 05/03/29 (Call 03/03/29)(a)	4,190	4,023,778
4.05%, 12/03/42(a)	20,376	17,229,774
5.85%, 11/05/27 (Call 10/05/27)	8,753	8,989,479
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(b)	6,135	6,453,610
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	7,140	6,970,808
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	8,028	5,306,551
3.90%, 01/25/28 (Call 10/25/27)(a)	11,867	11,150,429
4.35%, 04/15/30 (Call 01/15/30)	9,153	8,440,363
4.70%, 09/20/47 (Call 03/20/47)(a)	8,638	6,980,226
4.85%, 03/29/29 (Call 12/29/28)(a)	11,422	11,010,347
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	4,465	4,138,885
3.75%, 03/09/27 (Call 02/09/27)	3,609	3,365,748
3.80%, 01/31/28 (Call 12/31/27)	10,609	9,762,479
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(b)	1,430	1,494,193
Charles Schwab Corp., 6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(b)	9,300	9,435,740
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	5,345	4,088,333
1.95%, 12/01/31 (Call 09/01/31)(a)	6,543	4,989,694
2.00%, 03/20/28 (Call 01/20/28)(a)	13,973	12,059,438
2.30%, 05/13/31 (Call 02/13/31)	5,403	4,308,843
2.45%, 03/03/27 (Call 02/03/27)(a)	12,840	11,653,131
2.90%, 03/03/32 (Call 12/03/31)(a)	7,912	6,459,627
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	1,683	1,428,159
5.30%, 09/15/43 (Call 03/15/43)	11,477	11,578,022
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	2,282	2,121,442
6.70%, 11/29/32 (Call 08/29/32)	5,336	5,276,637
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(b)	6,525	6,846,458
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	10,287	7,849,094
2.10%, 06/15/30 (Call 03/15/30)(a)	13,787	11,404,667
2.65%, 09/15/40 (Call 03/15/40)(a)	9,145	6,358,963
3.00%, 06/15/50 (Call 12/15/49)(a)	13,694	9,026,267
3.00%, 09/15/60 (Call 03/15/60)	15,163	9,335,439
4.00%, 09/15/27 (Call 08/15/27)(a)	20,703	19,981,960
4.25%, 09/21/48 (Call 03/21/48)	12,066	10,023,098
4.35%, 06/15/29 (Call 04/15/29)(a)	14,671	14,142,954
4.60%, 03/15/33 (Call 12/15/32)(a)	10,286	9,809,157
4.95%, 06/15/52 (Call 12/15/51)(a)	14,117	13,087,354
5.20%, 06/15/62 (Call 01/15/62)	10,407	9,760,413
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	4,955	3,903,698
4.15%, 01/23/30	12,938	11,712,087

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.85%, 01/15/27(a)	$1,408	$1,372,818
5.88%, 07/21/28 (Call 06/21/28)(a)	21,350	21,240,442
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	6,150	5,007,838
2.95%, 06/01/29 (Call 03/01/29)	16,252	14,868,974
3.30%, 03/26/27 (Call 01/26/27)(a)	8,186	7,813,304
3.35%, 03/26/30 (Call 12/26/29)(a)	13,961	12,869,634
3.65%, 06/01/49 (Call 12/01/48)	2,034	1,613,869
3.85%, 03/26/50 (Call 09/26/49)(a)	5,114	4,176,144
4.85%, 03/09/33 (Call 12/09/32)	8,402	8,377,708
4.88%, 03/09/28 (Call 02/09/28)(a)	8,794	8,899,924
Nasdaq Inc.
5.35%, 06/28/28 (Call 05/28/28)	14,643	14,711,658
5.55%, 02/15/34 (Call 11/15/33)	13,665	13,649,716
5.95%, 08/15/53 (Call 02/15/53)	8,037	8,133,968
6.10%, 06/28/63 (Call 12/28/62)(a)	8,352	8,493,824
Nomura Holdings Inc.
2.17%, 07/14/28(a)	15,373	13,130,065
2.33%, 01/22/27(a)	4,962	4,471,667
2.61%, 07/14/31	7,126	5,674,603
2.68%, 07/16/30(a)	12,514	10,268,423
3.00%, 01/22/32(a)	6,917	5,560,705
3.10%, 01/16/30(a)	16,637	14,198,878
6.07%, 07/12/28	12,149	12,295,382
6.18%, 01/18/33(a)	2,800	2,867,945
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	6,973	4,917,263
4.95%, 07/15/46	8,723	7,516,348
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	5,162	3,816,283
3.95%, 12/01/27 (Call 09/01/27)	6,737	6,049,681
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	15,339	12,027,112
1.90%, 04/15/27 (Call 02/15/27)(a)	12,401	11,352,582
2.00%, 08/15/50 (Call 02/15/50)(a)	13,530	7,838,438
2.05%, 04/15/30 (Call 01/15/30)	22,219	18,946,815
2.70%, 04/15/40 (Call 10/15/39)	6,557	4,800,931
2.75%, 09/15/27 (Call 06/15/27)(a)	9,853	9,211,906
3.65%, 09/15/47 (Call 03/15/47)	6,951	5,511,510
4.15%, 12/14/35 (Call 06/14/35)	10,141	9,515,666
4.30%, 12/14/45 (Call 06/14/45)	35,587	31,604,590
		821,077,489
Electric — 3.5%
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	18,685	15,069,600
5.45%, 06/01/28 (Call 05/01/28)(a)	13,109	12,989,097
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	1,949	1,721,525
American Electric Power Co. Inc., 5.63%, 03/01/33 (Call 12/01/32)	4,435	4,441,690
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	12,342	11,245,448
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	14,757	9,156,015
3.70%, 07/15/30 (Call 04/15/30)	4,436	4,014,962
3.80%, 07/15/48 (Call 01/15/48)	7,234	5,279,313
4.25%, 10/15/50 (Call 04/15/50)	8,336	6,462,441
4.45%, 01/15/49 (Call 07/15/48)	8,503	6,858,024
4.50%, 02/01/45 (Call 08/01/44)(a)	6,410	5,432,295
4.60%, 05/01/53 (Call 11/01/52)(a)	8,379	6,865,107
5.15%, 11/15/43 (Call 05/15/43)	6,465	5,915,739
Security	Par (000)	Value

Electric (continued)
6.13%, 04/01/36	$19,890	$20,388,505
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	5,540	4,356,371
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	1,990	1,577,901
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	2,512	2,081,169
3.60%, 06/15/61 (Call 12/15/60)(a)	12,611	8,637,003
4.45%, 03/15/44 (Call 09/15/43)	1,832	1,548,536
4.63%, 12/01/54 (Call 06/01/54)(a)	1,255	1,048,494
5.90%, 11/15/53 (Call 05/15/53)	7,090	7,208,057
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	15,547	12,026,446
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	4,093	4,130,388
5.60%, 06/15/42 (Call 12/15/41)(a)	9,727	9,097,476
6.25%, 10/01/39(a)	10,098	10,175,742
6.50%, 10/01/53 (Call 04/01/53)	6,440	6,724,139
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	4,675	4,612,932
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	15,936	12,685,161
Series C, 3.38%, 04/01/30 (Call 01/01/30)	13,357	11,871,902
DTE Energy Co., 4.88%, 06/01/28 (Call 05/01/28).	4,149	4,064,664
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	6,966	4,673,651
4.95%, 01/15/33 (Call 10/15/32)(a)	9,996	9,790,006
5.30%, 02/15/40	7,258	6,930,075
5.35%, 01/15/53 (Call 07/15/52)	8,797	8,335,249
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	3,361	2,818,777
2.55%, 06/15/31 (Call 03/15/31)	5,953	4,860,345
3.15%, 08/15/27 (Call 05/15/27)	5,826	5,409,803
3.30%, 06/15/41 (Call 12/15/40)(a)	7,486	5,378,016
3.50%, 06/15/51 (Call 12/15/50)	8,346	5,692,770
3.75%, 09/01/46 (Call 03/01/46)(a)	15,510	11,229,864
4.30%, 03/15/28 (Call 02/15/28)(a)	6,476	6,244,433
4.50%, 08/15/32 (Call 05/15/32)(a)	8,782	8,179,013
5.00%, 08/15/52 (Call 02/15/52)	11,744	10,221,568
6.10%, 09/15/53 (Call 03/15/53)	7,314	7,429,691
Duke Energy Florida LLC, 6.40%, 06/15/38	12,725	13,508,784
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	10,067	7,740,253
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	6,258	4,926,457
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)	5,730	5,533,899
5.45%, 03/01/28 (Call 02/01/28)	17,347	17,359,570
5.95%, 02/01/29 (Call 01/01/29)	7,776	7,925,365
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)(a)	12,046	11,171,959
4.45%, 04/15/46 (Call 10/15/45)	5,886	4,802,462
4.70%, 04/15/50 (Call 10/15/49)(a)	5,164	4,358,521
5.15%, 03/15/28 (Call 02/15/28)	13,593	13,577,697
5.30%, 03/15/33 (Call 12/15/32)	3,269	3,224,483
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	13,660	11,234,992
2.88%, 12/04/51 (Call 06/04/51)(a)	11,633	7,405,784
3.15%, 10/01/49 (Call 04/01/49)(a)	7,931	5,341,609
3.95%, 03/01/48 (Call 09/01/47)	9,816	7,764,296
4.40%, 05/15/28 (Call 03/15/28)(a)	11,496	11,215,463

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.80%, 05/15/33 (Call 02/15/33)	$5,794	$5,616,434
5.05%, 04/01/28 (Call 03/01/28)(a)	14,107	14,130,811
5.10%, 04/01/33 (Call 01/01/33)(a)	6,205	6,153,814
5.30%, 04/01/53 (Call 10/01/52)(a)	7,389	7,190,521
Georgia Power Co.
4.30%, 03/15/42	11,394	9,458,591
4.65%, 05/16/28 (Call 03/16/28)	6,609	6,489,266
4.95%, 05/17/33 (Call 11/17/32)	7,354	7,103,824
5.13%, 05/15/52 (Call 11/15/51)(a)	5,490	5,049,727
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	5,804	3,872,724
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	11,006	10,240,231
4.25%, 07/15/49 (Call 01/15/49)	10,243	8,323,653
5.85%, 09/15/54 (Call 03/15/54)	11,149	11,408,596
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	5,057	5,071,250
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,265	2,041,979
1.90%, 06/15/28 (Call 04/15/28)	22,584	19,481,017
2.25%, 06/01/30 (Call 03/01/30)	19,140	15,780,482
2.44%, 01/15/32 (Call 10/15/31)(a)	9,088	7,279,184
2.75%, 11/01/29 (Call 08/01/29)(a)	9,164	7,984,228
3.55%, 05/01/27 (Call 02/01/27)	10,637	10,072,237
4.63%, 07/15/27 (Call 06/15/27)(a)	14,459	14,184,140
4.90%, 02/28/28 (Call 01/28/28)	14,894	14,680,498
5.00%, 07/15/32 (Call 04/15/32)(a)	9,024	8,715,886
5.05%, 02/28/33 (Call 11/28/32)(a)	8,733	8,443,443
5.25%, 02/28/53 (Call 08/28/52)	10,194	9,270,207
Northern States Power Co./MN, 5.10%, 05/15/53 (Call 11/15/52)(a)	8,912	8,348,536
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33 (Call 08/15/33)(c)	750	768,613
Pacific Gas & Electric Co., 6.95%, 03/15/34 (Call 12/15/33)	9,199	9,691,010
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	8,495	7,485,375
2.50%, 02/01/31 (Call 11/01/30)	16,102	12,811,440
3.00%, 06/15/28 (Call 04/15/28)	4,471	3,957,618
3.25%, 06/01/31 (Call 03/01/31)	6,672	5,536,945
3.30%, 12/01/27 (Call 09/01/27)(a)	9,727	8,837,474
3.30%, 08/01/40 (Call 02/01/40)(a)	8,614	5,887,771
3.50%, 08/01/50 (Call 02/01/50)(a)	19,993	12,585,216
3.75%, 07/01/28	9,078	8,258,066
3.95%, 12/01/47 (Call 06/01/47)(a)	9,175	6,216,764
4.50%, 07/01/40 (Call 01/01/40)	18,283	14,475,812
4.55%, 07/01/30 (Call 01/01/30)(a)	26,026	23,897,661
4.95%, 07/01/50 (Call 01/01/50)	29,665	23,648,627
6.10%, 01/15/29 (Call 12/15/28)	5,645	5,662,017
6.15%, 01/15/33 (Call 10/15/32)	5,867	5,831,364
6.40%, 06/15/33 (Call 03/15/33)	9,952	10,070,656
6.70%, 04/01/53 (Call 10/01/52)(a)	8,220	8,304,597
6.75%, 01/15/53 (Call 07/15/52)	11,792	11,906,823
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)(a)	10,611	5,988,929
5.35%, 12/01/53 (Call 06/01/53)	11,492	9,709,987
5.50%, 05/15/54 (Call 11/15/53)(a)	12,883	11,122,280
PPL Electric Utilities Corp., 5.25%, 05/15/53 (Call 11/15/52)	6,227	5,925,657
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	5,817	4,589,086
5.25%, 04/01/53 (Call 10/01/52)	8,555	7,890,729
Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	$1,819	$1,460,950
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)	6,239	5,889,184
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,309	2,641,842
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	6,562	4,166,162
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	4,083	3,797,900
3.40%, 02/01/28 (Call 10/01/27)	9,358	8,685,250
3.80%, 02/01/38 (Call 08/01/37)	14,143	11,460,562
4.00%, 02/01/48 (Call 08/01/47)(a)	2,858	2,180,882
6.00%, 10/15/39	8,044	7,985,045
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	10,648	7,513,589
4.00%, 04/01/47 (Call 10/01/46)	17,403	13,287,488
4.65%, 10/01/43 (Call 04/01/43)	7,312	6,189,083
5.30%, 03/01/28 (Call 02/01/28)	4,392	4,427,125
5.85%, 11/01/27 (Call 10/01/27)(a)	6,453	6,615,495
5.95%, 11/01/32 (Call 08/01/32)(a)	2,396	2,476,992
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	6,494	4,027,018
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	11,663	9,049,596
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	17,236	14,120,019
4.85%, 06/15/28 (Call 04/15/28)	5,645	5,562,794
5.20%, 06/15/33 (Call 12/15/32)	2,843	2,785,033
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5,125	4,680,820
Series B, 4.00%, 01/15/51 (Call 01/15/26),
(5-year CMT + 3.733%)(a)(b)	15,164	14,255,676
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	6,570	3,686,424
2.95%, 11/15/51 (Call 05/15/51)(a)	7,775	4,813,532
5.00%, 04/01/33 (Call 01/01/33)(a)	5,063	4,882,638
5.45%, 04/01/53 (Call 10/01/52)	6,692	6,349,796
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,250	3,072,910
Xcel Energy Inc., 5.45%, 08/15/33 (Call 02/15/33)	3,571	3,536,203
		1,079,022,801
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)(a)	13,155	11,518,622
2.20%, 12/21/31 (Call 09/21/31)(a)	9,657	7,908,919
2.80%, 12/21/51 (Call 06/21/51)	1,779	1,126,671
		20,554,212
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	5,781	4,673,086
2.80%, 02/15/30 (Call 11/15/29)	10,668	9,331,935
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	9,706	8,676,692
1.75%, 09/01/31 (Call 06/01/31)(a)	12,958	10,309,805
1.95%, 06/01/30 (Call 03/01/30)(a)	8,873	7,433,759
2.70%, 08/15/29 (Call 05/15/29)	9,257	8,287,324
2.80%, 06/01/50 (Call 12/01/49)(a)	1,759	1,227,058
4.25%, 01/15/29 (Call 12/15/28)	8,368	8,155,820
4.50%, 01/15/34 (Call 10/15/33)	12,109	11,619,400
5.00%, 02/15/33 (Call 11/15/32)	9,590	9,615,950
		79,330,829

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 0.6%
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)(a)	$26,927	$25,414,478
4.05%, 03/15/29 (Call 01/15/29)(a)	7,058	6,524,829
4.28%, 03/15/32 (Call 12/15/31)(a)	38,524	33,965,505
5.05%, 03/15/42 (Call 09/15/41)(a)	41,053	33,893,579
5.14%, 03/15/52 (Call 09/15/51)(a)	63,483	50,663,579
5.39%, 03/15/62 (Call 09/15/61)	26,570	21,144,510
		171,606,480
Environmental Control — 0.3%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	6,135	4,767,016
3.95%, 05/15/28 (Call 02/15/28)(a)	8,735	8,366,082
5.00%, 04/01/34 (Call 01/01/34)(a)	9,160	8,981,888
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	4,606	2,989,829
4.20%, 01/15/33 (Call 10/15/32)(a)	7,376	6,811,080
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	10,491	8,262,012
3.15%, 11/15/27 (Call 08/15/27)	5,819	5,459,899
4.15%, 04/15/32 (Call 01/15/32)(a)	8,102	7,610,438
4.63%, 02/15/30 (Call 12/15/29)(a)	5,537	5,444,005
4.88%, 02/15/29 (Call 01/15/29)(a)	11,250	11,258,341
4.88%, 02/15/34 (Call 11/15/33)(a)	13,032	12,778,290
		82,728,880
Food — 1.3%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	4,490	4,313,200
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	12,876	11,074,046
4.85%, 11/01/28 (Call 08/01/28)(a)	15,863	15,428,371
5.30%, 11/01/38 (Call 05/01/38)	7,955	7,239,969
5.40%, 11/01/48 (Call 05/01/48)	6,897	6,172,920
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	6,055	5,265,339
3.20%, 02/10/27 (Call 11/10/26)(a)	1,278	1,206,079
4.20%, 04/17/28 (Call 01/17/28)	12,166	11,752,799
4.95%, 03/29/33 (Call 12/29/32)(a)	10,115	9,789,216
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	1,778	1,562,691
1.80%, 06/11/30 (Call 03/11/30)	7,102	5,843,386
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)(a)	9,751	9,970,837
6.20%, 11/15/33 (Call 08/15/33)(a)	6,750	7,044,216
6.50%, 11/15/43 (Call 05/15/43)(a)	3,590	3,747,098
6.50%, 11/15/53 (Call 05/15/53)(a)	8,965	9,498,798
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(a)(c)	13,518	13,589,375
7.25%, 11/15/53 (Call 05/15/53)(c)	10,586	10,725,764
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	3,527	2,743,233
3.63%, 01/15/32 (Call 01/15/27)(a)	9,279	7,594,144
4.38%, 02/02/52 (Call 08/02/51)(a)	7,524	5,138,685
5.13%, 02/01/28 (Call 01/01/28)	3,400	3,303,632
5.50%, 01/15/30 (Call 01/15/25)(a)	9,601	9,114,541
5.75%, 04/01/33 (Call 01/01/33)	17,680	16,710,959
6.50%, 12/01/52 (Call 06/01/52)	13,249	12,292,406
Kraft Heinz Foods Co.
3.88%, 05/15/27 (Call 02/15/27)	4,644	4,468,782
Security	Par (000)	Value

Food (continued)
4.38%, 06/01/46 (Call 12/01/45)	$28,533	$23,188,841
4.88%, 10/01/49 (Call 04/01/49)(a)	12,922	11,311,766
5.00%, 06/04/42	17,803	16,077,978
5.20%, 07/15/45 (Call 01/15/45)(a)	18,869	17,189,625
5.50%, 06/01/50 (Call 12/01/49)(a)	7,390	7,072,457
6.88%, 01/26/39	9,187	10,025,043
Kroger Co. (The)
3.95%, 01/15/50 (Call 07/15/49)(a)	4,250	3,212,257
4.45%, 02/01/47 (Call 08/01/46)(a)	8,314	6,832,286
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	1,932	1,819,564
Mondelez International Inc.
2.63%, 03/17/27 (Call 01/17/27)	4,631	4,299,350
2.63%, 09/04/50 (Call 03/04/50)	2,537	1,558,623
2.75%, 04/13/30 (Call 01/13/30)(a)	5,751	5,002,012
3.00%, 03/17/32 (Call 12/17/31)(a)	7,222	6,155,057
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	3,264	2,136,635
3.25%, 07/15/27 (Call 04/15/27)(a)	14,124	13,193,313
5.95%, 04/01/30 (Call 01/01/30)	13,090	13,529,323
6.60%, 04/01/50 (Call 10/01/49)(a)	9,019	9,894,056
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	16,288	15,333,005
4.35%, 03/01/29 (Call 12/01/28)	14,253	13,518,376
4.55%, 06/02/47 (Call 12/02/46)(a)	5,377	4,198,392
5.10%, 09/28/48 (Call 03/28/48)	13,115	11,062,219
		392,200,664
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	5,539	4,638,355
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)(a)	3,312	3,327,004
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	12,470	9,674,568
2.95%, 09/01/29 (Call 06/01/29)(a)	13,738	12,157,857
3.49%, 05/15/27 (Call 02/15/27)	6,986	6,597,420
3.60%, 05/01/30 (Call 02/01/30)(a)	11,905	10,683,405
3.95%, 03/30/48 (Call 09/30/47)	4,113	3,085,269
4.38%, 05/15/47 (Call 11/15/46)(a)	5,697	4,553,047
4.80%, 02/15/44 (Call 08/15/43)(a)	10,464	8,980,757
5.25%, 03/30/28 (Call 02/29/28)	6,343	6,324,223
		70,021,905
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(c)	13,656	13,430,676
6.30%, 02/15/30 (Call 12/15/29)(a)(c)	10,277	10,155,834
6.40%, 04/15/33 (Call 01/15/33)(a)(c)	11,233	11,051,812
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	7,504	6,159,371
2.75%, 11/15/50 (Call 05/15/50)	4,308	2,458,857
		43,256,550
Health Care - Products — 1.1%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	1,208	1,177,178
4.75%, 11/30/36 (Call 05/30/36)	15,684	15,340,387
4.90%, 11/30/46 (Call 05/30/46)	24,356	23,501,828
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	2,389	2,151,156
2.27%, 12/01/28 (Call 10/01/28)(a)	19,031	16,436,209
2.54%, 02/01/32 (Call 11/01/31)(a)	16,445	13,165,296

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.13%, 12/01/51 (Call 06/01/51)(a)	$7,814	$4,918,732
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)(a)	9,213	7,931,453
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	8,290	5,100,277
2.80%, 12/10/51 (Call 06/10/51)(a)	6,752	4,262,241
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	13,522	11,849,143
3.25%, 11/15/39 (Call 05/15/39)(a)	6,525	5,053,289
3.40%, 11/15/49 (Call 05/15/49)	7,378	5,383,668
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	22,535	22,815,495
5.86%, 03/15/30 (Call 01/15/30)	18,110	18,479,046
5.91%, 11/22/32 (Call 08/22/32)(a)	17,523	17,860,195
6.38%, 11/22/52 (Call 05/22/52)	7,500	8,065,629
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	7,942	7,314,547
3.63%, 03/15/32 (Call 12/15/31)(a)	17,928	15,449,291
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	14,143	13,853,778
4.50%, 03/30/33 (Call 12/30/32)(a)	12,470	12,002,599
Medtronic Inc.
4.38%, 03/15/35(a)	19,113	17,913,751
4.63%, 03/15/45	10,497	9,558,483
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	11,635	9,600,904
4.63%, 03/15/46 (Call 09/15/45)	5,119	4,560,747
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	7,430	6,010,439
2.60%, 10/01/29 (Call 07/01/29)	6,552	5,796,136
2.80%, 10/15/41 (Call 04/15/41)	4,184	2,996,108
4.10%, 08/15/47 (Call 02/15/47)(a)	3,878	3,226,599
4.98%, 08/10/30 (Call 06/10/30)(a)	16,356	16,329,314
5.00%, 01/31/29 (Call 12/31/28)	9,375	9,384,518
5.09%, 08/10/33 (Call 05/10/33)(a)	17,350	17,297,164
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	7,811	6,349,321
		341,134,921
Health Care - Services — 3.0%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	8,135	5,946,561
6.63%, 06/15/36(a)	15,063	16,094,371
Ascension Health
3.95%, 11/15/46	2,707	2,147,858
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	6,295	5,485,453
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	21,238	18,416,598
2.50%, 03/01/31 (Call 12/01/30)	20,677	16,503,968
2.63%, 08/01/31 (Call 05/01/31)	8,735	6,943,714
3.00%, 10/15/30 (Call 07/15/30)	21,400	17,806,621
3.38%, 02/15/30 (Call 02/15/25)(a)	18,766	16,213,261
4.25%, 12/15/27 (Call 12/15/23)(a)	19,629	18,535,822
4.63%, 12/15/29 (Call 12/15/24)(a)	33,191	30,854,742
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	6,323	5,614,137
4.19%, 10/01/49 (Call 04/01/49)(a)	1,560	1,189,706
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,932	5,798,803
2.55%, 03/15/31 (Call 12/15/30)	6,171	5,142,752
2.88%, 09/15/29 (Call 06/15/29)(a)	9,605	8,531,538
3.13%, 05/15/50 (Call 11/15/49)	9,509	6,308,185
Security	Par (000)	Value

Health Care - Services (continued)
3.60%, 03/15/51 (Call 09/15/50)	$12,076	$8,720,973
3.65%, 12/01/27 (Call 09/01/27)(a)	17,144	16,318,666
3.70%, 09/15/49 (Call 03/15/49)	8,113	5,984,388
4.10%, 03/01/28 (Call 12/01/27)(a)	13,630	13,151,032
4.38%, 12/01/47 (Call 06/01/47)(a)	13,730	11,473,362
4.55%, 03/01/48 (Call 09/01/47)	7,965	6,773,102
4.63%, 05/15/42	10,288	9,000,222
4.65%, 01/15/43(a)	7,952	6,931,129
4.65%, 08/15/44 (Call 02/15/44)(a)	6,874	5,960,826
4.75%, 02/15/33 (Call 11/15/32)	6,654	6,404,389
5.13%, 02/15/53 (Call 08/15/52)	10,447	9,649,095
6.10%, 10/15/52 (Call 04/15/52)	7,135	7,544,234
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	8,095	6,431,361
3.50%, 09/01/30 (Call 03/01/30)	23,690	20,829,527
3.50%, 07/15/51 (Call 01/15/51)(a)	14,062	9,199,765
4.13%, 06/15/29 (Call 03/15/29)	16,555	15,358,226
4.50%, 02/15/27 (Call 08/15/26)	4,020	3,903,530
4.63%, 03/15/52 (Call 09/15/51)	19,719	15,535,614
5.13%, 06/15/39 (Call 12/15/38)	9,732	8,732,440
5.20%, 06/01/28 (Call 05/01/28)(a)	7,895	7,781,154
5.25%, 06/15/49 (Call 12/15/48)	18,542	16,088,862
5.50%, 06/01/33 (Call 03/01/33)(a)	11,179	10,961,127
5.50%, 06/15/47 (Call 12/15/46)	13,834	12,421,709
5.63%, 09/01/28 (Call 03/01/28)(a)	14,003	14,037,908
5.88%, 02/01/29 (Call 08/01/28)	9,356	9,437,771
5.90%, 06/01/53 (Call 12/01/52)(a)	9,867	9,339,436
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	4,359	3,874,063
2.15%, 02/03/32 (Call 11/03/31)(a)	5,911	4,647,896
3.70%, 03/23/29 (Call 02/23/29)(a)	17,900	16,744,555
4.95%, 10/01/44 (Call 04/01/44)	4,885	4,343,675
5.50%, 03/15/53 (Call 09/15/52)	5,983	5,744,498
5.88%, 03/01/33 (Call 12/01/32)	6,821	6,979,750
5.95%, 03/15/34 (Call 12/15/33)	4,904	5,039,813
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)(c)	676	672,314
6.25%, 02/01/29 (Call 01/01/29)(c)	589	598,082
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)(a)	5,877	4,815,733
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)(a)	1,661	1,147,694
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	16,338	11,322,290
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	3,531	2,284,577
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)(a)	6,076	5,188,995
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	1,577	875,903
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	6,507	5,594,504
6.40%, 11/30/33 (Call 08/30/33)	3,024	3,198,918
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	10,854	9,070,896
2.30%, 05/15/31 (Call 02/15/31)	13,450	11,191,913
2.75%, 05/15/40 (Call 11/15/39)(a)	10,962	7,837,873
2.88%, 08/15/29	8,980	8,092,202
2.90%, 05/15/50 (Call 11/15/49)(a)	13,847	9,089,417
2.95%, 10/15/27(a)	7,994	7,457,187

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.05%, 05/15/41 (Call 11/15/40)	$15,408	$11,384,678
3.13%, 05/15/60 (Call 11/15/59)(a)	9,253	5,993,466
3.25%, 05/15/51 (Call 11/15/50)(a)	20,996	14,734,529
3.45%, 01/15/27	1,519	1,457,229
3.50%, 08/15/39 (Call 02/15/39)	12,872	10,390,567
3.70%, 08/15/49 (Call 02/15/49)	12,456	9,429,015
3.75%, 10/15/47 (Call 04/15/47)	9,020	6,964,407
3.85%, 06/15/28	10,598	10,173,893
3.88%, 12/15/28	7,502	7,196,999
3.88%, 08/15/59 (Call 02/15/59)	11,717	8,800,102
4.00%, 05/15/29 (Call 03/15/29)	8,521	8,171,147
4.20%, 05/15/32 (Call 02/15/32)(a)	12,347	11,625,446
4.20%, 01/15/47 (Call 07/15/46)	8,073	6,678,355
4.25%, 01/15/29 (Call 12/15/28)(a)	10,738	10,478,833
4.25%, 03/15/43 (Call 09/15/42)(a)	8,586	7,407,444
4.25%, 06/15/48 (Call 12/15/47)	14,038	11,687,288
4.45%, 12/15/48 (Call 06/15/48)	11,225	9,701,215
4.50%, 04/15/33 (Call 01/15/33)(a)	8,947	8,573,509
4.63%, 07/15/35	1,200	1,150,862
4.75%, 07/15/45	19,627	17,926,633
4.75%, 05/15/52 (Call 11/15/51)	19,816	17,839,049
4.95%, 05/15/62 (Call 11/15/61)	8,267	7,542,845
5.05%, 04/15/53 (Call 10/15/52)(a)	18,847	17,844,737
5.20%, 04/15/63 (Call 10/15/62)	16,099	15,367,426
5.25%, 02/15/28 (Call 01/15/28)(a)	9,520	9,710,611
5.30%, 02/15/30 (Call 12/15/29)	10,701	10,916,319
5.35%, 02/15/33 (Call 11/15/32)(a)	16,528	16,881,722
5.80%, 03/15/36	11,199	11,750,669
5.88%, 02/15/53 (Call 08/15/52)(a)	19,742	20,968,993
6.05%, 02/15/63 (Call 08/15/62)(a)	13,236	14,287,833
6.88%, 02/15/38	11,505	13,357,241
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	6,391	5,189,920
		932,899,668
Holding Companies - Diversified — 0.1%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	9,687	8,264,515
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(a)	1,189	1,046,367
3.25%, 03/15/27 (Call 02/15/27)(a)	8,056	7,155,171
Blue Owl Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	6,025	5,133,530
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	5,855	4,932,521
		26,532,104
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	5,794	5,211,981

Insurance — 1.8%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)(a)	4,860	4,774,287
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)(a)	9,566	7,746,807
4.75%, 04/01/48 (Call 10/01/47)(a)	9,181	7,981,949
4.80%, 07/10/45 (Call 01/10/45)(a)	6,130	5,319,218
5.13%, 03/27/33 (Call 12/27/32)	4,428	4,303,981
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	12,487	10,751,419
3.75%, 05/02/29 (Call 02/02/29)	9,286	8,649,691
Security	Par (000)	Value

Insurance (continued)
Aon Global Ltd.
3.90%, 02/28/52 (Call 08/28/51)	$5,300	$3,980,908
5.35%, 02/28/33 (Call 11/28/32)	6,029	5,979,112
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	7,652	5,430,301
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	5,722	3,927,137
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	7,125	6,656,088
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	5,063	4,104,139
2.30%, 03/15/27 (Call 02/15/27)(a)	4,101	3,812,761
2.50%, 01/15/51 (Call 07/15/50)	8,426	5,135,323
2.85%, 10/15/50 (Call 04/15/50)(a)	18,195	11,906,520
2.88%, 03/15/32 (Call 12/15/31)(a)	5,513	4,763,509
3.85%, 03/15/52 (Call 09/15/51)	25,138	19,676,252
4.20%, 08/15/48 (Call 02/15/48)	23,240	19,919,160
4.25%, 01/15/49 (Call 07/15/48)	16,710	14,420,391
5.75%, 01/15/40(a)	8,547	9,180,056
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	11,552	10,791,294
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	4,161	3,849,652
4.70%, 06/22/47 (Call 12/22/46)	1,942	1,404,989
Chubb Corp. (The), 6.00%, 05/11/37	12,760	13,421,066
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	6,812	5,375,593
3.05%, 12/15/61 (Call 06/15/61)(a)	7,897	5,127,839
4.35%, 11/03/45 (Call 05/03/45)	7,970	6,898,791
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(a)	11,178	10,523,929
3.85%, 04/05/29 (Call 02/05/29)	12,487	11,435,692
3.90%, 04/05/32 (Call 01/05/32)(a)	11,250	9,850,337
4.40%, 04/05/52 (Call 10/05/51)	5,264	4,091,593
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	17,338	16,476,268
5.00%, 04/20/48 (Call 10/20/47)	11,528	10,113,134
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	10,227	6,451,104
3.50%, 10/15/50 (Call 04/15/50)	6,669	4,520,225
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)	5,015	4,861,947
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)(a)	4,031	2,888,443
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	10,553	9,459,275
5.38%, 03/04/46(a)	5,132	4,940,993
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	4,437	3,691,923
4.38%, 03/15/29 (Call 12/15/28)	17,626	17,110,603
4.90%, 03/15/49 (Call 09/15/48)	5,693	5,191,464
5.70%, 09/15/53 (Call 03/15/53)	11,847	12,060,842
MetLife Inc.
4.05%, 03/01/45	6,806	5,496,840
4.13%, 08/13/42(a)	9,261	7,632,753
4.55%, 03/23/30 (Call 12/23/29)(a)	11,776	11,508,322
4.60%, 05/13/46 (Call 11/13/45)(a)	5,785	5,068,089
4.88%, 11/13/43(a)	11,341	10,230,376
5.00%, 07/15/52 (Call 01/15/52)(a)	8,422	7,698,239
5.25%, 01/15/54 (Call 07/15/53)(a)	8,295	7,817,976
5.38%, 07/15/33 (Call 04/15/33)	10,074	10,006,607
5.70%, 06/15/35	12,622	12,904,358

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.88%, 02/06/41(a)	$8,125	$8,325,763
6.38%, 06/15/34(a)	13,239	14,233,224
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	3,545	2,909,975
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	11,862	8,701,792
3.91%, 12/07/47 (Call 06/07/47)	8,371	6,380,035
3.94%, 12/07/49 (Call 06/07/49)	8,495	6,422,880
4.35%, 02/25/50 (Call 08/25/49)	9,629	7,851,074
4.60%, 05/15/44(a)	6,101	5,244,124
5.70%, 12/14/36(a)	15,985	16,477,394
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	3,230	2,163,451
5.35%, 11/01/40(a)	10,310	10,187,928
6.25%, 06/15/37	14,246	15,367,690
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)(a)	4,972	4,961,218
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	5,316	5,176,651
5.35%, 05/15/33 (Call 02/15/33)	4,299	4,193,044
		545,915,808
Internet — 2.4%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	4,237	3,710,374
1.10%, 08/15/30 (Call 05/15/30)(a)	24,829	19,954,260
1.90%, 08/15/40 (Call 02/15/40)	2,565	1,688,833
2.05%, 08/15/50 (Call 02/15/50)(a)	23,875	14,004,566
2.25%, 08/15/60 (Call 02/15/60)(a)	17,314	10,079,002
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	13,258	11,760,558
1.50%, 06/03/30 (Call 03/03/30)	14,731	12,091,147
1.65%, 05/12/28 (Call 03/12/28)	22,857	20,189,275
2.10%, 05/12/31 (Call 02/12/31)	25,698	21,430,729
2.50%, 06/03/50 (Call 12/03/49)(a)	30,690	19,173,535
2.70%, 06/03/60 (Call 12/03/59)	17,686	10,813,311
2.88%, 05/12/41 (Call 11/12/40)(a)	21,915	16,264,947
3.10%, 05/12/51 (Call 11/12/50)(a)	34,480	24,129,942
3.15%, 08/22/27 (Call 05/22/27)	32,820	31,087,970
3.25%, 05/12/61 (Call 11/12/60)(a)	16,561	11,344,540
3.30%, 04/13/27 (Call 03/13/27)	19,356	18,520,972
3.45%, 04/13/29 (Call 02/13/29)	12,022	11,375,189
3.60%, 04/13/32 (Call 01/13/32)(a)	21,703	19,956,623
3.88%, 08/22/37 (Call 02/22/37)	18,625	16,558,305
3.95%, 04/13/52 (Call 10/13/51)(a)	26,840	22,018,173
4.05%, 08/22/47 (Call 02/22/47)(a)	34,901	29,617,170
4.10%, 04/13/62 (Call 10/13/61)	11,169	9,118,142
4.25%, 08/22/57 (Call 02/22/57)(a)	20,711	17,756,402
4.55%, 12/01/27 (Call 11/01/27)	19,214	19,179,513
4.65%, 12/01/29 (Call 10/01/29)(a)	18,690	18,723,861
4.70%, 12/01/32 (Call 09/01/32)	19,629	19,532,527
4.80%, 12/05/34 (Call 06/05/34)(a)	5,353	5,376,100
4.95%, 12/05/44 (Call 06/05/44)(a)	18,547	18,252,809
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	13,909	13,569,753
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	365	303,979
2.70%, 03/11/30 (Call 12/11/29)(a)	12,742	10,942,023
3.60%, 06/05/27 (Call 03/05/27)(a)	5,590	5,330,940
3.65%, 05/10/51 (Call 11/10/50)	1,812	1,275,377
4.00%, 07/15/42 (Call 01/15/42)	15,042	11,739,199
Security	Par (000)	Value

Internet (continued)
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	$12,710	$11,207,900
3.80%, 02/15/28 (Call 11/15/27)	8,100	7,600,058
4.63%, 08/01/27 (Call 05/01/27)	5,256	5,122,107
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	21,966	21,018,464
3.85%, 08/15/32 (Call 05/15/32)	34,069	31,252,209
4.45%, 08/15/52 (Call 02/15/52)	30,743	26,254,670
4.60%, 05/15/28 (Call 04/15/28)(a)	12,799	12,742,687
4.65%, 08/15/62 (Call 02/15/62)	7,907	6,817,124
4.80%, 05/15/30 (Call 03/15/30)(a)	12,067	12,130,252
4.95%, 05/15/33 (Call 02/15/33)	19,420	19,280,009
5.60%, 05/15/53 (Call 11/15/52)(a)	26,521	26,938,738
5.75%, 05/15/63 (Call 11/15/62)	18,697	19,079,761
Netflix Inc.
4.88%, 04/15/28	13,156	13,046,164
5.88%, 11/15/28(a)	16,704	17,233,969
6.38%, 05/15/29(a)	1,553	1,653,613
		728,247,771
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)(a)	12,306	12,708,899
6.80%, 11/29/32 (Call 08/29/32)(a)	11,025	11,292,356
		24,001,255
Lodging — 0.2%
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	12,392	12,127,793
5.00%, 10/15/27 (Call 09/15/27)	13,303	13,235,854
Series FF, 4.63%, 06/15/30 (Call 03/15/30).	10,562	10,001,031
Series GG, 3.50%, 10/15/32 (Call 07/15/32)(a)	5,706	4,844,324
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	7,675	6,395,885
Sands China Ltd., 5.65%, 08/08/28 (Call 05/08/28)(a)	10,846	10,413,462
		57,018,349
Machinery — 0.5%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	7,457	6,522,899
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	10,422	9,166,410
3.25%, 09/19/49 (Call 03/19/49)(a)	1,702	1,236,717
3.25%, 04/09/50 (Call 10/09/49)(a)	4,627	3,396,885
3.80%, 08/15/42(a)	23,234	19,156,133
5.20%, 05/27/41	11,848	11,822,352
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	1,551	1,259,638
3.90%, 06/09/42 (Call 12/09/41)(a)	17,685	15,046,434
John Deere Capital Corp.
4.15%, 09/15/27(a)	10,270	10,049,372
4.70%, 06/10/30(a)	14,234	14,196,334
4.75%, 01/20/28	13,453	13,383,865
4.95%, 07/14/28(a)	17,393	17,440,613
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	15,736	13,467,673
3.11%, 02/15/40 (Call 08/15/39)	2,709	2,021,624
3.36%, 02/15/50 (Call 08/15/49)	5,150	3,692,064
5.25%, 08/16/28 (Call 07/16/28)	11,077	11,121,702
Westinghouse Air Brake Technologies Corp.,4.70%, 09/15/28 (Call 06/15/28)	11,131	10,767,960
		163,748,675

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery - Diversified — 0.0%
John Deere Capital Corp., 5.15%, 09/08/33(a)	$10,016	$10,088,531

Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	11,881	10,171,688
2.88%, 10/15/27 (Call 07/15/27)(a)	7,873	7,295,250
3.25%, 08/26/49 (Call 02/26/49)(a)	7,822	5,272,040
3.38%, 03/01/29 (Call 12/01/28)(a)	10,088	9,224,035
4.00%, 09/14/48 (Call 03/14/48)(a)	8,581	6,907,125
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)(a)	10,617	9,900,008
4.15%, 11/02/42(a)	5,684	4,854,193
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	5,449	5,064,880
General Electric Co.
5.88%, 01/14/38(a)	14,253	14,929,164
6.75%, 03/15/32(a)	12,967	14,358,870
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	9,949	8,376,554
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	11,831	10,813,980
4.00%, 06/14/49 (Call 12/14/48)	2,260	1,820,224
4.25%, 09/15/27 (Call 08/15/27)(a)	12,415	12,084,257
4.50%, 09/15/29 (Call 07/15/29)(a)	15,334	14,864,267
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	8,627	7,198,164
		143,134,699
Media — 3.8%
Charter Communications
Operating LLC/Charter Communications
Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	2,351	1,981,563
2.30%, 02/01/32 (Call 11/01/31)	2,378	1,817,829
2.80%, 04/01/31 (Call 01/01/31)	5,827	4,742,397
3.50%, 06/01/41 (Call 12/01/40)(a)	15,503	10,361,213
3.50%, 03/01/42 (Call 09/01/41)	14,465	9,547,347
3.70%, 04/01/51 (Call 10/01/50)	23,249	14,417,493
3.75%, 02/15/28 (Call 11/15/27)	2,359	2,186,939
3.85%, 04/01/61 (Call 10/01/60)	17,906	10,668,859
3.90%, 06/01/52 (Call 12/01/51)	23,571	15,077,480
3.95%, 06/30/62 (Call 12/30/61)	13,713	8,239,660
4.20%, 03/15/28 (Call 12/15/27)	3,655	3,445,090
4.40%, 04/01/33 (Call 01/01/33)(a)	2,663	2,358,487
4.40%, 12/01/61 (Call 06/01/61)	11,866	7,785,516
4.80%, 03/01/50 (Call 09/01/49)	27,503	20,437,897
5.05%, 03/30/29 (Call 12/30/28)	5,102	4,917,593
5.13%, 07/01/49 (Call 01/01/49)	12,637	9,802,808
5.25%, 04/01/53 (Call 10/01/52)(a)	15,452	12,362,298
5.38%, 04/01/38 (Call 10/01/37)	6,166	5,332,262
5.38%, 05/01/47 (Call 11/01/46)	24,501	19,811,237
5.50%, 04/01/63 (Call 10/01/62)	8,712	6,892,391
5.75%, 04/01/48 (Call 10/01/47)	23,783	20,079,026
6.38%, 10/23/35 (Call 04/23/35)(a)	14,781	14,495,900
6.48%, 10/23/45 (Call 04/23/45)	33,250	30,770,574
6.65%, 02/01/34 (Call 11/01/33)	16,739	17,146,578
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,075	4,779,097
1.95%, 01/15/31 (Call 10/15/30)(a)	4,502	3,657,981
2.35%, 01/15/27 (Call 10/15/26)	1,927	1,785,058
2.45%, 08/15/52 (Call 02/15/52)(a)	17,991	10,416,226
2.65%, 02/01/30 (Call 11/01/29)	7,663	6,698,742
Security	Par (000)	Value

Media (continued)
2.65%, 08/15/62 (Call 02/15/62)	$3,437	$1,919,308
2.80%, 01/15/51 (Call 07/15/50)	17,781	11,093,413
2.89%, 11/01/51 (Call 05/01/51)	51,816	32,634,380
2.94%, 11/01/56 (Call 05/01/56)	50,188	30,620,030
2.99%, 11/01/63 (Call 05/01/63)	33,540	19,926,983
3.15%, 02/15/28 (Call 11/15/27)	15,903	14,845,401
3.20%, 07/15/36 (Call 01/15/36)	4,917	3,941,044
3.25%, 11/01/39 (Call 05/01/39)	15,747	12,013,454
3.30%, 02/01/27 (Call 11/01/26)	35	33,301
3.30%, 04/01/27 (Call 02/01/27)	5,372	5,102,513
3.40%, 04/01/30 (Call 01/01/30)	9,212	8,391,405
3.40%, 07/15/46 (Call 01/15/46)(a)	15,941	11,554,231
3.45%, 02/01/50 (Call 08/01/49)(a)	20,289	14,518,027
3.55%, 05/01/28 (Call 02/01/28)(a)	9,653	9,139,258
3.75%, 04/01/40 (Call 10/01/39)	17,860	14,527,992
3.90%, 03/01/38 (Call 09/01/37)	7,865	6,690,446
3.97%, 11/01/47 (Call 05/01/47)	21,057	16,580,981
4.00%, 08/15/47 (Call 02/15/47)	10,968	8,634,023
4.00%, 03/01/48 (Call 09/01/47)(a)	12,258	9,681,823
4.00%, 11/01/49 (Call 05/01/49)(a)	21,459	16,730,838
4.05%, 11/01/52 (Call 05/01/52)	13,453	10,577,436
4.15%, 10/15/28 (Call 07/15/28)	33,952	32,805,920
4.20%, 08/15/34 (Call 02/15/34)	5,012	4,564,125
4.25%, 10/15/30 (Call 07/15/30)	8,983	8,557,786
4.25%, 01/15/33	23,701	22,038,927
4.40%, 08/15/35 (Call 02/25/35)(a)	4,486	4,119,983
4.55%, 01/15/29 (Call 12/15/28)	3,106	3,050,467
4.60%, 10/15/38 (Call 04/15/38)	7,921	7,228,474
4.60%, 08/15/45 (Call 02/15/45)(a)	9,909	8,599,162
4.65%, 02/15/33 (Call 11/15/32)(a)	18,479	17,830,393
4.70%, 10/15/48 (Call 04/15/48)(a)	19,345	17,259,889
4.80%, 05/15/33 (Call 02/15/33)(a)	5,245	5,103,372
4.95%, 10/15/58 (Call 04/15/58)(a)	6,525	5,945,330
5.35%, 11/15/27 (Call 10/15/27)(a)	6,552	6,680,105
5.35%, 05/15/53 (Call 11/15/52)(a)	17,800	17,163,869
5.50%, 11/15/32 (Call 08/15/32)	3,826	3,915,413
5.50%, 05/15/64 (Call 11/15/63)	10,141	9,872,643
5.65%, 06/15/35(a)	13,880	14,192,199
7.05%, 03/15/33	10,939	12,319,060
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	1,797	1,586,689
3.95%, 03/20/28 (Call 12/20/27)(a)	9,056	8,479,542
4.00%, 09/15/55 (Call 03/15/55)	13,645	9,027,580
4.13%, 05/15/29 (Call 02/15/29)	1,499	1,382,916
4.65%, 05/15/50 (Call 11/15/49)(a)	6,755	5,101,238
5.20%, 09/20/47 (Call 03/20/47)(a)	9,531	7,696,981
5.30%, 05/15/49 (Call 11/15/48)(a)	6,167	5,016,782
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	28,164	27,436,912
5.48%, 01/25/39 (Call 07/25/38)	8,076	7,368,571
5.58%, 01/25/49 (Call 07/25/48)	17,016	15,099,660
6.50%, 10/13/33 (Call 07/13/33)	14,172	14,733,275
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	3,523	2,975,812
4.38%, 03/15/43	14,450	9,838,592
4.95%, 01/15/31 (Call 11/15/30)(a)	5,365	4,854,798
4.95%, 05/19/50 (Call 11/19/49)	8,131	5,977,709
5.85%, 09/01/43 (Call 03/01/43)(a)	9,746	8,025,136
6.88%, 04/30/36	11,678	11,155,742
7.88%, 07/30/30	9,232	9,743,421

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	$10,069	$11,260,468
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	12,412	9,131,711
5.50%, 09/01/41 (Call 03/01/41)	11,867	9,821,789
5.88%, 11/15/40 (Call 05/15/40)	10,378	8,993,151
6.55%, 05/01/37	14,717	13,891,105
6.75%, 06/15/39	13,445	12,780,184
7.30%, 07/01/38(a)	14,036	14,039,748
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	8,785	8,317,412
4.13%, 06/01/44	8,412	7,044,610
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	20,285	17,516,481
2.20%, 01/13/28(a)	10,363	9,409,555
2.65%, 01/13/31(a)	29,404	25,283,444
2.75%, 09/01/49 (Call 03/01/49)(a)	16,426	10,571,570
3.50%, 05/13/40 (Call 11/13/39)	14,624	11,716,040
3.60%, 01/13/51 (Call 07/13/50)(a)	23,706	17,907,998
3.80%, 03/22/30(a)	17,517	16,450,427
3.80%, 05/13/60 (Call 11/13/59)(a)	13,696	10,265,911
4.63%, 03/23/40 (Call 09/23/39)	6,385	5,933,467
4.70%, 03/23/50 (Call 09/23/49)(a)	15,946	14,555,576
6.20%, 12/15/34(a)	14,859	16,214,416
6.40%, 12/15/35	12,208	13,404,590
6.65%, 11/15/37(a)	15,721	17,589,449
		1,180,019,403
Mining — 0.8%
Barrick North America Finance LLC
5.70%, 05/30/41	9,774	9,725,745
5.75%, 05/01/43	9,441	9,486,788
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	9,598	9,761,151
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	9,475	8,071,487
4.75%, 02/28/28 (Call 01/28/28)	14,691	14,543,461
4.90%, 02/28/33 (Call 11/28/32)(a)	4,177	4,107,161
5.00%, 09/30/43	20,160	19,205,763
5.25%, 09/08/30 (Call 07/08/30)	13,099	13,233,832
5.25%, 09/08/33 (Call 06/08/33)	17,164	17,146,673
5.50%, 09/08/53 (Call 03/08/53)	5,476	5,566,095
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	10,462	9,678,228
5.40%, 11/14/34 (Call 05/14/34)(a)	8,229	7,787,526
5.45%, 03/15/43 (Call 09/15/42)	18,727	16,788,943
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	13,515	11,185,988
2.60%, 07/15/32 (Call 04/15/32)	10,207	8,317,796
4.88%, 03/15/42 (Call 09/15/41)(a)	12,421	11,297,080
6.25%, 10/01/39	8,950	9,371,558
Rio Tinto Alcan Inc., 6.13%, 12/15/33.	10,506	11,010,460
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	8,395	5,305,925
5.20%, 11/02/40	13,095	12,683,438
7.13%, 07/15/28(a)	9,915	10,753,982
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	8,755	7,468,245
5.13%, 03/09/53 (Call 09/09/52)	8,175	7,839,458
		240,336,783
Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	$979	$898,172
3.57%, 12/01/31 (Call 09/01/31)	10,152	8,714,176
		9,612,348
Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	6,959	5,696,338
2.72%, 01/12/32 (Call 10/12/31)(a)	18,507	15,587,811
2.77%, 11/10/50 (Call 05/10/50)(a)	16,953	10,652,285
2.94%, 06/04/51 (Call 12/04/50)(a)	21,460	13,864,701
3.00%, 02/24/50 (Call 08/24/49)(a)	20,965	13,880,319
3.00%, 03/17/52 (Call 09/17/51)(a)	12,811	8,349,940
3.02%, 01/16/27 (Call 10/16/26)	3,599	3,408,852
3.06%, 06/17/41 (Call 12/17/40)	14,058	10,278,723
3.38%, 02/08/61 (Call 08/08/60)(a)	18,726	12,466,299
3.63%, 04/06/30 (Call 01/06/30)(a)	10,920	10,117,502
3.94%, 09/21/28 (Call 06/21/28)	10,598	10,191,186
4.23%, 11/06/28 (Call 08/06/28)(a)	20,758	20,159,389
4.81%, 02/13/33 (Call 11/13/32)(a)	19,434	18,836,638
4.89%, 09/11/33 (Call 06/11/33)(a)	13,118	12,773,755
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	16,646	15,784,065
3.72%, 11/28/28 (Call 08/28/28)(a)	6,913	6,560,655
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	13,821	13,139,901
4.95%, 06/01/47 (Call 12/01/46)	3,998	3,417,381
6.25%, 03/15/38	17,795	17,812,076
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	9,071	6,265,006
6.75%, 11/15/39(a)	6,915	7,102,315
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	7,121	6,518,323
2.24%, 05/11/30 (Call 02/11/30)	12,494	10,733,944
3.08%, 05/11/50 (Call 11/11/49)(a)	7,138	5,030,062
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	4,622	4,043,408
2.34%, 08/12/50 (Call 02/12/50)(a)	1,345	803,232
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	7,145	5,678,083
3.80%, 03/15/52 (Call 09/15/51)(a)	12,196	9,255,742
4.03%, 03/15/62 (Call 09/15/61)	16,036	12,161,569
4.30%, 11/15/44 (Call 05/15/44)	7,216	6,082,778
5.05%, 09/15/33 (Call 06/15/33)(a)	13,865	13,689,656
5.30%, 05/15/53 (Call 11/15/52)(a)	10,903	10,459,575
5.55%, 03/15/54 (Call 09/15/53)	9,158	9,156,310
6.50%, 02/01/39(a)	15,042	16,574,487
6.95%, 04/15/29	18,562	20,360,895
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	11,539	10,916,110
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	12,187	10,088,998
5.00%, 06/15/45 (Call 12/15/44)(a)	3,821	3,211,280
5.60%, 07/15/41 (Call 01/15/41)	15,551	14,335,032
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	14,109	12,143,537
3.50%, 12/01/29 (Call 09/01/29)(a)	17,817	16,125,798
4.25%, 03/15/52 (Call 09/15/51)(a)	7,024	5,315,359
6.25%, 03/15/33 (Call 12/15/32)(a)	14,814	15,321,581
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)(a)	6,015	5,821,248
4.95%, 04/15/50 (Call 10/15/49)(a)	4,744	4,417,981

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	$14,837	$14,005,695
7.00%, 02/01/30 (Call 11/01/29)(a)	10,035	10,524,372
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	1,355	1,169,886
3.13%, 04/06/30 (Call 01/06/30)(a)	6,789	6,178,596
3.25%, 11/18/49 (Call 05/18/49)	1,933	1,365,147
3.63%, 09/10/28 (Call 06/10/28)(a)	2,431	2,316,377
3.70%, 04/06/50 (Call 10/06/49)(a)	4,258	3,301,575
3.95%, 05/15/43	6,655	5,491,043
4.80%, 11/08/43	1,960	1,804,223
5.10%, 08/17/40(a)	5,025	4,886,705
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	12,656	11,183,795
2.61%, 10/15/30 (Call 07/15/30)	17,665	15,364,164
3.00%, 08/16/39 (Call 02/16/39)	6,951	5,291,674
3.10%, 08/16/49 (Call 02/16/49)	14,647	10,195,693
3.29%, 03/19/27 (Call 01/19/27)(a)	7,606	7,289,134
3.45%, 04/15/51 (Call 10/15/50)	25,487	18,869,038
3.48%, 03/19/30 (Call 12/19/29)	17,460	16,146,180
3.57%, 03/06/45 (Call 09/06/44)(a)	10,008	7,759,764
4.11%, 03/01/46 (Call 09/01/45)	22,006	18,549,075
4.23%, 03/19/40 (Call 09/19/39)	18,971	16,830,354
4.33%, 03/19/50 (Call 09/19/49)	25,568	22,033,331
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	9,023	8,773,168
5.60%, 02/15/41(a)	15,071	15,127,334
6.00%, 01/15/40	9,830	10,234,118
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	8,194	7,859,084
6.60%, 10/01/37(a)	13,423	13,619,152
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	1,891	1,568,239
6.50%, 03/01/41 (Call 09/01/40)	17,086	17,552,494
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	11,163	11,270,292
6.45%, 09/15/36	14,364	14,698,825
6.60%, 03/15/46 (Call 09/15/45)(a)	10,546	10,786,057
6.63%, 09/01/30 (Call 03/01/30)(a)	17,714	18,325,532
7.50%, 05/01/31(a)	9,807	10,606,995
8.88%, 07/15/30 (Call 01/15/30)(a)	10,924	12,478,463
Ovintiv Inc., 6.50%, 08/15/34(a)	8,619	8,760,181
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	11,617	9,425,344
3.30%, 03/15/52 (Call 09/15/51)(a)	4,553	3,054,043
3.90%, 03/15/28 (Call 12/15/27)	4,698	4,472,125
4.65%, 11/15/34 (Call 05/15/34)	7,292	6,806,329
4.88%, 11/15/44 (Call 05/15/44)	9,501	8,569,062
5.88%, 05/01/42(a)	20,681	21,240,793
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)(a)	13,324	13,168,305
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	7,425	6,080,780
2.15%, 01/15/31 (Call 10/15/30)(a)	3,112	2,562,575
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	13,944	12,183,233
2.75%, 04/06/30 (Call 01/06/30)(a)	14,199	12,579,919
3.00%, 11/26/51 (Call 05/26/51)	11,351	7,520,366
3.13%, 11/07/49 (Call 05/07/49)(a)	11,061	7,595,120
3.25%, 04/06/50 (Call 10/06/49)(a)	18,694	13,241,508
3.75%, 09/12/46	12,239	9,561,767
Security	Par (000)	Value

Oil & Gas (continued)
3.88%, 11/13/28 (Call 08/23/28)	$13,055	$12,532,134
4.00%, 05/10/46(a)	21,905	17,817,536
4.13%, 05/11/35(a)	5,962	5,449,496
4.38%, 05/11/45	28,366	24,534,990
4.55%, 08/12/43(a)	12,981	11,599,324
5.50%, 03/25/40	11,614	11,779,272
6.38%, 12/15/38	24,726	27,187,125
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	2,408	1,688,005
4.00%, 11/15/47 (Call 05/15/47)	2,012	1,490,905
6.50%, 06/15/38	13,072	13,335,637
6.80%, 05/15/38	13,463	14,093,596
6.85%, 06/01/39(a)	10,295	10,792,033
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	10,271	9,129,230
2.99%, 06/29/41 (Call 12/29/40)(a)	3,747	2,736,547
3.13%, 05/29/50 (Call 11/29/49)(a)	21,399	14,734,596
3.39%, 06/29/60 (Call 12/29/59)(a)	6,913	4,701,146
3.45%, 02/19/29 (Call 11/19/28)(a)	10,996	10,314,513
3.46%, 07/12/49 (Call 01/12/49)(a)	7,829	5,759,027
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	10,409	10,005,517
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	4,272	2,919,369
6.63%, 06/15/37	18,276	19,146,928
7.50%, 04/15/32	10,777	12,014,445
		1,208,628,520
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	14,719	14,017,731
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	12,265	11,493,696
4.08%, 12/15/47 (Call 06/15/47)(a)	4,625	3,673,216
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	9,476	8,298,588
4.75%, 08/01/43 (Call 02/01/43)	10,775	9,500,313
4.85%, 11/15/35 (Call 05/15/35)	3,990	3,782,724
5.00%, 11/15/45 (Call 05/15/45)(a)	13,269	12,052,452
6.70%, 09/15/38(a)	13,795	15,368,335
7.45%, 09/15/39(a)	12,043	14,199,260
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	8,877	7,721,070
		100,107,385
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	6,956	5,681,695
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	11,517	11,299,879
		16,981,574
Pharmaceuticals — 7.3%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)(a)	48,265	43,811,024
4.05%, 11/21/39 (Call 05/21/39)	37,733	32,409,787
4.25%, 11/14/28 (Call 08/14/28)	11,751	11,407,093
4.25%, 11/21/49 (Call 05/21/49)(a)	54,901	46,133,711
4.30%, 05/14/36 (Call 11/14/35)	2,239	2,054,144
4.40%, 11/06/42	29,471	25,888,172
4.45%, 05/14/46 (Call 11/14/45)	21,017	18,344,779
4.50%, 05/14/35 (Call 11/14/34)	18,631	17,505,634
4.55%, 03/15/35 (Call 09/15/34)(a)	12,531	11,825,804

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 05/14/45 (Call 11/14/44)	$29,494	$26,649,988
4.75%, 03/15/45 (Call 09/15/44)	11,729	10,649,552
4.85%, 06/15/44 (Call 12/15/43)(a)	13,397	12,395,506
4.88%, 11/14/48 (Call 05/14/48)	20,298	18,806,882
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	9,535	8,396,457
2.25%, 05/28/31 (Call 02/28/31)	4,872	4,051,274
4.88%, 03/03/28 (Call 02/03/28)	7,341	7,342,058
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	10,592	8,510,086
3.00%, 05/28/51 (Call 11/28/50)(a)	1,927	1,342,468
3.13%, 06/12/27 (Call 03/12/27)(a)	6,502	6,158,079
4.00%, 01/17/29 (Call 10/17/28)(a)	7,173	6,921,644
4.00%, 09/18/42(a)	15,906	13,551,486
4.38%, 11/16/45	2,137	1,880,773
4.38%, 08/17/48 (Call 02/17/48)(a)	1,974	1,734,235
6.45%, 09/15/37	30,424	33,938,955
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a) .	20,054	16,078,274
2.82%, 05/20/30 (Call 02/20/30)	12,437	10,748,419
3.70%, 06/06/27 (Call 03/06/27)	18,052	17,185,740
4.67%, 06/06/47 (Call 12/06/46)(a)	11,033	9,627,416
4.69%, 02/13/28 (Call 01/13/28)(a)	11,309	11,147,617
4.69%, 12/15/44 (Call 06/15/44)	7,807	6,825,942
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	5,616	4,892,130
1.45%, 11/13/30 (Call 08/13/30)	10,499	8,322,905
2.35%, 11/13/40 (Call 05/13/40)	6,631	4,381,174
2.55%, 11/13/50 (Call 05/13/50)(a)	13,354	8,002,045
2.95%, 03/15/32 (Call 12/15/31)(a)	16,423	14,109,492
3.40%, 07/26/29 (Call 04/26/29)(a)	20,465	18,997,150
3.55%, 03/15/42 (Call 09/15/41)(a)	11,606	9,024,434
3.70%, 03/15/52 (Call 09/15/51)(a)	18,295	13,653,185
3.90%, 02/20/28 (Call 11/20/27)	9,995	9,665,384
3.90%, 03/15/62 (Call 09/15/61)	9,499	7,006,768
4.13%, 06/15/39 (Call 12/15/38)	19,239	16,504,628
4.25%, 10/26/49 (Call 04/26/49)	34,585	28,621,820
4.35%, 11/15/47 (Call 05/15/47)(a)	11,763	9,866,803
4.55%, 02/20/48 (Call 08/20/47)	11,149	9,675,908
5.75%, 02/01/31 (Call 12/01/30)	9,349	9,720,715
5.90%, 11/15/33 (Call 08/15/33)	8,041	8,450,748
6.25%, 11/15/53 (Call 05/15/53)	9,587	10,441,577
6.40%, 11/15/63 (Call 05/15/63)	11,721	12,964,631
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	4,774	4,508,146
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	8,183	6,856,167
3.45%, 12/15/27 (Call 09/15/27)(a)	3,039	2,875,063
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	15,265	12,508,237
2.40%, 03/15/30 (Call 12/15/29)(a)	15,634	13,243,621
3.20%, 03/15/40 (Call 09/15/39)	5,030	3,749,103
3.40%, 03/01/27 (Call 12/01/26)	8,309	7,891,784
3.40%, 03/15/50 (Call 09/15/49)(a)	11,470	7,905,732
3.40%, 03/15/51 (Call 09/15/50)	13,138	8,989,030
3.88%, 10/15/47 (Call 04/15/47)	9,563	7,289,619
4.38%, 10/15/28 (Call 07/15/28)	42,417	40,897,195
4.80%, 08/15/38 (Call 02/15/38)(a)	17,371	16,026,271
4.80%, 07/15/46 (Call 01/16/46)(a)	11,997	10,586,231
4.90%, 12/15/48 (Call 06/15/48)	26,962	23,882,053
5.40%, 03/15/33 (Call 12/15/32)(a)	8,550	8,531,411
Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	$18,986	$16,486,233
1.75%, 08/21/30 (Call 05/21/30)(a)	11,605	9,262,672
1.88%, 02/28/31 (Call 11/28/30)(a)	10,147	8,013,248
2.13%, 09/15/31 (Call 06/15/31)	8,569	6,789,788
2.70%, 08/21/40 (Call 02/21/40)	13,132	8,784,839
3.25%, 08/15/29 (Call 05/15/29)(a)	15,770	14,209,234
3.63%, 04/01/27 (Call 02/01/27)	2,018	1,919,331
3.75%, 04/01/30 (Call 01/01/30)	12,940	11,820,128
4.13%, 04/01/40 (Call 10/01/39)(a)	11,449	9,273,064
4.25%, 04/01/50 (Call 10/01/49)(a)	8,523	6,642,144
4.30%, 03/25/28 (Call 12/25/27)	43,674	42,250,603
4.78%, 03/25/38 (Call 09/25/37)(a)	41,326	37,081,911
5.00%, 01/30/29 (Call 12/30/28)(a)	7,973	7,925,903
5.05%, 03/25/48 (Call 09/25/47)(a)	78,771	69,057,709
5.13%, 02/21/30 (Call 12/21/29)	13,045	12,859,860
5.13%, 07/20/45 (Call 01/20/45)(a)	33,499	29,783,344
5.25%, 01/30/31 (Call 11/30/30)(a)	6,305	6,267,176
5.25%, 02/21/33 (Call 11/21/32)	16,168	15,882,455
5.30%, 06/01/33 (Call 03/01/33)(a)	11,594	11,432,799
5.30%, 12/05/43 (Call 06/05/43)	8,507	7,786,134
5.63%, 02/21/53 (Call 08/21/52)	12,287	11,615,577
5.88%, 06/01/53 (Call 12/01/52)	15,465	15,153,806
6.00%, 06/01/63 (Call 12/01/62)	6,301	6,171,891
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	8,099	4,869,702
2.50%, 09/15/60 (Call 03/15/60)	5,628	3,225,922
3.38%, 03/15/29 (Call 12/15/28)	9,438	8,910,656
3.95%, 03/15/49 (Call 09/15/48)	7,001	5,856,717
4.70%, 02/27/33 (Call 11/27/32)(a)	11,137	11,032,863
4.88%, 02/27/53 (Call 08/27/52)(a)	9,901	9,623,630
4.95%, 02/27/63 (Call 08/27/62)	10,806	10,435,283
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10,069	9,696,865
6.38%, 05/15/38(a)	29,822	33,198,366
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	6,135	5,721,385
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	19,929	17,492,835
1.30%, 09/01/30 (Call 06/01/30)(a)	15,567	12,658,183
2.10%, 09/01/40 (Call 03/01/40)(a)	6,908	4,646,745
2.25%, 09/01/50 (Call 03/01/50)(a)	3,867	2,372,652
2.45%, 09/01/60 (Call 03/01/60)(a)	10,541	6,355,572
2.90%, 01/15/28 (Call 10/15/27)(a)	13,450	12,650,298
2.95%, 03/03/27 (Call 12/03/26)	7,806	7,419,201
3.40%, 01/15/38 (Call 07/15/37)	6,970	5,863,081
3.50%, 01/15/48 (Call 07/15/47)(a)	4,188	3,323,723
3.55%, 03/01/36 (Call 09/01/35)	8,433	7,448,514
3.63%, 03/03/37 (Call 09/03/36)	13,334	11,692,293
3.70%, 03/01/46 (Call 09/01/45)	15,616	12,887,869
3.75%, 03/03/47 (Call 09/03/46)(a)	5,099	4,203,494
4.38%, 12/05/33 (Call 06/05/33)(a)	6,503	6,467,321
5.95%, 08/15/37	11,095	12,177,408
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	11,139	8,977,730
1.70%, 06/10/27 (Call 05/10/27)	10,527	9,488,968
1.90%, 12/10/28 (Call 10/10/28)(a)	8,519	7,460,398
2.15%, 12/10/31 (Call 09/10/31)(a)	17,074	14,020,491
2.35%, 06/24/40 (Call 12/24/39)	11,205	7,652,150
2.45%, 06/24/50 (Call 12/24/49)(a)	10,651	6,512,003
2.75%, 12/10/51 (Call 06/10/51)(a)	19,853	12,716,077

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 12/10/61 (Call 06/10/61)(a)	$11,526	$7,099,019
3.40%, 03/07/29 (Call 12/07/28)	16,665	15,655,231
3.70%, 02/10/45 (Call 08/10/44)	20,137	16,017,240
3.90%, 03/07/39 (Call 09/07/38)(a)	8,834	7,614,073
4.00%, 03/07/49 (Call 09/07/48)	15,549	12,851,878
4.15%, 05/18/43	15,102	13,056,822
4.30%, 05/17/30 (Call 03/17/30)(a)	6,886	6,689,301
4.50%, 05/17/33 (Call 02/17/33)	14,012	13,554,709
4.90%, 05/17/44 (Call 11/17/43)	7,140	6,802,684
5.00%, 05/17/53 (Call 11/17/52)	15,236	14,636,224
5.15%, 05/17/63 (Call 11/17/62)(a)	9,036	8,770,169
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	12,903	12,188,622
5.20%, 04/15/48 (Call 10/15/47)	6,245	4,747,818
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	7,721	7,113,008
2.20%, 08/14/30 (Call 05/14/30)(a)	13,242	11,269,468
2.75%, 08/14/50 (Call 02/14/50)(a)	5,115	3,397,562
3.10%, 05/17/27 (Call 02/17/27)	14,111	13,392,958
4.00%, 11/20/45 (Call 05/20/45)	7,688	6,481,914
4.40%, 05/06/44	13,188	11,852,387
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	11,292	9,360,686
1.75%, 08/18/31 (Call 05/18/31)	8,066	6,436,010
2.55%, 05/28/40 (Call 11/28/39)	13,111	9,187,498
2.63%, 04/01/30 (Call 01/01/30)(a)	13,727	12,037,355
2.70%, 05/28/50 (Call 11/28/49)(a)	15,575	10,195,074
3.00%, 12/15/26	3,172	3,012,741
3.45%, 03/15/29 (Call 12/15/28)	19,598	18,435,625
3.60%, 09/15/28 (Call 06/15/28)(a)	9,671	9,265,411
3.90%, 03/15/39 (Call 09/15/38)	10,071	8,544,927
4.00%, 12/15/36(a)	2,287	2,048,601
4.00%, 03/15/49 (Call 09/15/48)	14,242	11,902,828
4.13%, 12/15/46	13,030	11,012,568
4.20%, 09/15/48 (Call 03/15/48)(a)	11,937	10,216,761
4.30%, 06/15/43	8,961	7,806,431
4.40%, 05/15/44(a)	11,585	10,350,914
7.20%, 03/15/39	22,454	26,707,086
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28 (Call 04/19/28)(a)	37,032	36,361,184
4.65%, 05/19/30 (Call 03/19/30)	15,422	15,115,722
4.75%, 05/19/33 (Call 02/19/33)(a)	44,779	43,405,041
5.11%, 05/19/43 (Call 11/19/42)(a)	28,374	27,233,584
5.30%, 05/19/53 (Call 11/19/52)(a)	68,382	66,690,373
5.34%, 05/19/63 (Call 11/19/62)	35,172	33,748,543
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	30,131	24,895,504
3.03%, 07/09/40 (Call 01/09/40)(a)	10,640	7,693,428
3.18%, 07/09/50 (Call 01/09/50)(a)	16,047	10,692,031
3.38%, 07/09/60 (Call 01/09/60)(a)	7,312	4,728,001
5.00%, 11/26/28 (Call 08/26/28)	19,361	19,206,474
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	8,660	6,695,898
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	10,362	9,162,058
2.70%, 06/22/30 (Call 03/22/30)	16,072	13,038,792
3.85%, 06/22/40 (Call 12/22/39)	12,710	8,805,639
4.00%, 06/22/50 (Call 12/22/49)	17,605	11,415,019
Wyeth LLC
5.95%, 04/01/37	19,154	20,204,869
6.50%, 02/01/34	7,943	8,673,764
Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	$5,659	$4,678,457
3.00%, 09/12/27 (Call 06/15/27)(a)	2,515	2,343,034
4.70%, 02/01/43 (Call 08/01/42)(a)	9,178	8,219,144
5.60%, 11/16/32 (Call 08/16/32)(a)	4,977	5,090,216
		2,234,700,781
Pipelines — 3.7%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	10,716	9,758,985
5.13%, 06/30/27 (Call 01/01/27)	16,126	15,965,021
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/24)	17,171	16,329,278
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	8,523	6,998,661
4.00%, 03/01/31 (Call 03/01/26)(a)	12,015	10,560,534
4.50%, 10/01/29 (Call 10/01/24)	14,348	13,393,571
5.95%, 06/30/33 (Call 12/30/32)(c)	11,999	11,920,287
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	6,821	5,307,979
3.13%, 11/15/29 (Call 08/15/29)	4,474	3,964,510
3.40%, 08/01/51 (Call 02/01/51)(a)	1,464	986,814
4.25%, 12/01/26 (Call 09/01/26)(a)	1,128	1,096,830
5.50%, 12/01/46 (Call 05/29/46)	1,885	1,734,016
5.70%, 03/08/33 (Call 12/08/32)(a)	19,499	19,478,284
6.00%, 11/15/28 (Call 10/15/28)	5,610	5,767,215
6.20%, 11/15/30 (Call 09/15/30)(a)	3,185	3,308,741
6.70%, 11/15/53 (Call 05/15/53)	8,405	9,192,165
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	13,135	11,778,044
4.00%, 10/01/27 (Call 07/01/27)	7,646	7,225,962
4.95%, 05/15/28 (Call 02/15/28)	8,801	8,567,047
4.95%, 06/15/28 (Call 03/15/28)	11,086	10,804,981
5.00%, 05/15/50 (Call 11/15/49)	19,062	16,075,631
5.15%, 03/15/45 (Call 09/15/44)	10,258	8,861,485
5.25%, 04/15/29 (Call 01/15/29)(a)	13,075	12,829,827
5.30%, 04/15/47 (Call 10/15/46)	9,335	8,104,899
5.35%, 05/15/45 (Call 11/15/44)(a)	8,134	7,105,983
5.40%, 10/01/47 (Call 04/01/47)(a)	15,120	13,307,606
5.50%, 06/01/27 (Call 03/01/27)	10,859	10,848,739
5.55%, 02/15/28 (Call 01/15/28)(a)	9,553	9,557,005
5.75%, 02/15/33 (Call 11/15/32)(a)	11,433	11,379,305
6.00%, 06/15/48 (Call 12/15/47)(a)	10,066	9,585,990
6.13%, 12/15/45 (Call 06/15/45)	10,245	9,826,215
6.25%, 04/15/49 (Call 10/15/48)(a)	17,335	17,082,256
6.40%, 12/01/30 (Call 10/01/30)	9,566	9,933,378
6.50%, 02/01/42 (Call 08/01/41)(a)	9,169	9,259,025
6.55%, 12/01/33 (Call 09/01/33)	12,391	12,969,463
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	10,309	9,048,988
3.13%, 07/31/29 (Call 04/30/29)	8,979	8,121,189
3.20%, 02/15/52 (Call 08/15/51)	9,061	6,156,005
3.30%, 02/15/53 (Call 08/15/52)(a)	10,167	7,078,453
3.70%, 01/31/51 (Call 07/31/50)(a)	9,995	7,484,282
3.95%, 01/31/60 (Call 07/31/59)	9,221	6,993,843
4.15%, 10/16/28 (Call 07/16/28)(a)	10,633	10,248,107
4.20%, 01/31/50 (Call 07/31/49)(a)	12,805	10,482,185
4.25%, 02/15/48 (Call 08/15/47)	13,207	10,940,851
4.45%, 02/15/43 (Call 08/15/42)(a)	11,757	10,200,613
4.80%, 02/01/49 (Call 08/01/48)	12,392	11,159,863
4.85%, 08/15/42 (Call 02/15/42)	7,602	6,941,780
4.85%, 03/15/44 (Call 09/15/43)	14,493	13,192,746

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.90%, 05/15/46 (Call 11/15/45)	$10,185	$9,260,170
5.10%, 02/15/45 (Call 08/15/44)	11,362	10,627,343
5.35%, 01/31/33 (Call 10/31/32)	6,226	6,282,528
5.95%, 02/01/41	6,023	6,209,464
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)(a)	7,079	6,311,220
6.95%, 01/15/38(a)	19,167	20,267,262
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	4,314	3,415,274
3.60%, 02/15/51 (Call 08/15/50)(a)	10,658	7,215,714
4.30%, 03/01/28 (Call 12/01/27)	11,202	10,780,778
4.80%, 02/01/33 (Call 11/01/32)	5,410	5,027,963
5.05%, 02/15/46 (Call 08/15/45)	7,276	6,095,187
5.20%, 06/01/33 (Call 03/01/33)	11,239	10,744,835
5.20%, 03/01/48 (Call 09/01/47)(a)	7,831	6,750,149
5.30%, 12/01/34 (Call 06/01/34)	1,937	1,828,347
5.45%, 08/01/52 (Call 02/01/52)(a)	7,379	6,610,519
5.55%, 06/01/45 (Call 12/01/44)	16,613	15,005,450
7.75%, 01/15/32	15,918	17,669,352
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)(a)	6,800	4,813,715
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	13,147	10,976,737
4.00%, 03/15/28 (Call 12/15/27)	13,509	12,744,370
4.13%, 03/01/27 (Call 12/01/26)	3,476	3,347,815
4.50%, 04/15/38 (Call 10/15/37)	11,823	10,036,896
4.70%, 04/15/48 (Call 10/15/47)	14,358	11,668,069
4.80%,02/15/29(Call11/15/28)	5,838	5,653,973
4.95%, 09/01/32 (Call 06/01/32)	7,823	7,379,886
4.95%, 03/14/52 (Call 09/14/51)	13,776	11,469,564
5.00%, 03/01/33 (Call 12/01/32)	7,897	7,454,261
5.20%, 03/01/47 (Call 09/01/46)	8,570	7,451,571
5.50%, 02/15/49 (Call 08/15/48)	14,301	12,989,624
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5,264	4,562,439
3.40%, 09/01/29 (Call 06/01/29)	4,933	4,400,984
4.55%, 07/15/28 (Call 04/15/28)	2,690	2,581,608
5.20%, 07/15/48 (Call 01/15/48)(a)	5,694	4,999,630
5.65%, 11/01/28 (Call 10/01/28)(a)	11,161	11,229,294
6.05%, 09/01/33 (Call 06/01/33)(a)	13,970	14,213,795
6.10%, 11/15/32 (Call 08/15/32)(a)	4,340	4,422,266
6.63%, 09/01/53 (Call 03/01/53)	15,656	16,447,561
Plains All American Pipeline LP/PAA
Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	8,715	7,759,372
3.80%, 09/15/30 (Call 06/15/30)(a)	6,051	5,380,806
4.50%, 12/15/26 (Call 09/15/26)	492	477,705
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	12,822	12,243,666
4.50%, 05/15/30 (Call 11/15/29)(a)	15,975	15,040,860
5.00%, 03/15/27 (Call 09/15/26)	12,587	12,466,471
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	11,979	10,397,293
4.20%, 02/01/33 (Call 12/01/32)	8,828	7,783,551
4.88%, 02/01/31 (Call 02/01/26)	11,635	10,795,269
4.95%, 04/15/52 (Call 10/15/51)	5,914	4,741,387
5.20%, 07/01/27 (Call 06/01/27)(a)	11,402	11,284,147
5.50%, 03/01/30 (Call 03/01/25)(a)	9,336	9,024,458
6.13%, 03/15/33 (Call 12/15/32)	9,519	9,652,298
6.15%, 03/01/29 (Call 02/01/29)	6,493	6,628,963
6.50%, 07/15/27 (Call 07/15/24)(a)	11,180	11,286,993
Security	Par (000)	Value

Pipelines (continued)
6.50%, 03/30/34 (Call 12/30/33)	7,138	7,438,331
6.50%, 02/15/53 (Call 08/15/52)(a)	6,690	6,811,156
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	5,010	4,027,599
4.10%, 04/15/30 (Call 01/15/30)(a)	10,449	9,605,047
4.25%, 05/15/28 (Call 02/15/28)	15,982	15,216,915
4.63%, 03/01/34 (Call 12/01/33)	3,481	3,138,547
4.88%, 05/15/48 (Call 11/15/47)	4,537	3,862,044
5.10%, 03/15/49 (Call 09/15/48)(a)	6,061	5,383,409
6.10%, 06/01/40	11,461	11,460,315
6.20%, 10/15/37(a)	18,618	18,813,271
7.63%, 01/15/39	14,252	16,224,414
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	17,639	15,965,951
5.25%, 02/01/50 (Call 08/01/49)	6,700	5,582,129
6.15%, 04/01/33 (Call 01/01/33)	11,781	11,852,250
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	11,992	9,879,883
3.50%, 11/15/30 (Call 08/15/30)(a)	9,224	8,170,773
3.75%, 06/15/27 (Call 03/15/27)	21,378	20,262,656
4.65%, 08/15/32 (Call 05/15/32)(a)	8,113	7,597,224
4.85%, 03/01/48 (Call 09/01/47)	5,210	4,453,624
5.10%, 09/15/45 (Call 03/15/45)(a)	7,634	6,783,882
5.30%, 08/15/28 (Call 07/15/28)	9,011	8,989,376
5.30%, 08/15/52 (Call 02/15/52)	5,277	4,792,066
5.65%, 03/15/33 (Call 12/15/32)(a)	6,317	6,327,104
6.30%, 04/15/40	15,468	15,710,673
		1,141,172,128
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)(a)	9,345	9,309,890

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	5,895	4,315,691
2.00%, 05/18/32 (Call 02/18/32)(a)	17,134	12,931,547
2.95%, 03/15/34 (Call 12/15/33)	16,001	12,594,947
3.00%, 05/18/51 (Call 11/18/50)(a)	6,764	4,071,423
3.38%, 08/15/31 (Call 05/15/31)(a)	2,138	1,844,559
3.55%, 03/15/52 (Call 09/15/51)(a)	10,666	7,193,749
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	8,463	6,646,128
2.10%, 06/15/30 (Call 03/15/30)	10,024	8,082,966
2.75%, 01/15/27 (Call 11/15/26)	1,870	1,722,104
2.90%, 01/15/30 (Call 10/15/29)	6,779	5,818,138
2.95%, 01/15/51 (Call 07/15/50)(a)	4,086	2,505,941
3.10%, 06/15/50 (Call 12/15/49)	3,709	2,341,768
3.55%, 07/15/27 (Call 04/15/27)(a)	11,084	10,446,014
3.80%, 08/15/29 (Call 05/15/29)(a)	19,235	17,656,520
5.55%, 07/15/33 (Call 04/15/33)	8,876	8,756,125
5.65%, 03/15/33 (Call 12/15/32)	9,477	9,438,276
5.80%, 11/15/28 (Call 10/15/28)(a)	17,557	17,785,859
5.90%, 11/15/33 (Call 08/15/33)	9,281	9,429,919
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	10,302	7,238,043
2.55%, 04/01/32 (Call 01/01/32)(a)	9,303	6,909,565
3.25%, 01/30/31 (Call 10/30/30)	6,740	5,463,564
3.40%, 06/21/29 (Call 03/21/29)	12,754	10,887,318
4.50%, 12/01/28 (Call 09/01/28)(a)	13,983	12,831,436
6.50%, 01/15/34 (Call 10/15/33)(a)	7,681	7,538,094
6.75%, 12/01/27 (Call 11/01/27)	10,344	10,531,153

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	$9,551	$8,567,817
4.13%, 05/15/29 (Call 02/15/29)	7,510	6,858,514
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)(a)	6,569	4,418,381
3.25%, 01/15/51 (Call 07/15/50)(a)	4,440	2,846,955
5.00%, 01/11/28 (Call 12/11/27)	14,160	13,820,663
5.10%, 05/01/33 (Call 02/01/33)	7,257	6,921,010
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	9,487	7,437,030
2.25%, 01/15/31 (Call 10/15/30)	11,690	9,352,139
2.50%, 07/15/31 (Call 04/15/31)	7,233	5,804,578
2.90%, 03/15/27 (Call 02/15/27)	10,069	9,256,707
3.30%, 07/01/30 (Call 04/01/30)	10,992	9,556,060
3.65%, 09/01/27 (Call 06/01/27)(a)	15,265	14,264,924
3.80%, 02/15/28 (Call 11/15/27)	15,652	14,572,998
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	10,827	9,762,571
3.70%, 08/15/27 (Call 05/15/27)(a)	7,540	7,100,927
5.55%, 01/15/28 (Call 12/15/27)	9,314	9,306,390
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)(a)	6,519	5,280,202
2.50%, 05/15/31 (Call 02/15/31)	12,776	10,396,070
3.20%, 11/18/29 (Call 08/18/29)	15,290	13,511,415
3.90%, 04/15/32 (Call 01/15/32)	15,136	13,408,586
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	6,354	5,262,337
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	1,731	1,388,025
5.30%, 01/15/29 (Call 10/15/28)	9,203	8,806,341
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	8,489	6,550,238
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	9,220	7,916,217
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)(a)	7,215	6,973,593
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	11,797	9,097,851
2.25%, 04/15/30 (Call 01/15/30)(a)	8,164	6,817,053
4.75%, 06/15/33 (Call 03/15/33)	5,201	4,957,306
4.88%, 06/15/28 (Call 05/15/28)	10,779	10,674,599
5.13%, 01/15/34 (Call 10/15/33)	5,054	4,941,697
5.25%, 06/15/53 (Call 12/15/52)(a)	8,253	7,757,087
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	9,845	8,550,439
5.63%, 10/13/32 (Call 07/13/32)(a)	7,013	7,064,083
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)(a)	8,601	7,488,234
2.45%, 09/13/29 (Call 06/13/29)(a)	14,900	12,733,558
2.65%, 07/15/30 (Call 04/15/30)(a)	9,370	7,910,741
3.25%, 11/30/26 (Call 08/30/26)(a)	457	431,183
3.25%, 09/13/49 (Call 03/13/49)(a)	11,186	7,354,514
3.38%, 06/15/27 (Call 03/15/27)	7,231	6,775,741
3.38%, 12/01/27 (Call 09/01/27)(a)	9,867	9,172,496
3.80%, 07/15/50 (Call 01/15/50)(a)	5,639	4,053,805
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	10,639	9,993,858
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)(a)	16,855	16,000,489
4.95%, 02/15/30 (Call 12/15/29)(a)	14,323	13,334,898
5.13%, 05/15/32 (Call 02/15/32)(a)	13,011	11,965,137
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.63%, 05/15/52 (Call 11/15/51)	$4,192	$3,611,065
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)(a)	7,828	6,529,115
3.10%, 01/15/30 (Call 10/15/29)	7,768	6,740,404
4.25%, 04/15/28 (Call 01/15/28)(a)	6,874	6,563,513
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	9,286	8,589,111
4.00%, 04/15/30 (Call 01/15/30)	8,352	7,684,360
		631,113,872
Retail — 3.0%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	8,970	8,295,822
4.75%, 08/01/32 (Call 05/01/32)	4,726	4,471,757
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10,580	9,418,071
1.60%, 04/20/30 (Call 01/20/30)(a)	17,968	14,900,212
1.75%, 04/20/32 (Call 01/20/32)(a)	1,359	1,082,477
3.00%, 05/18/27 (Call 02/18/27)(a)	4,251	4,040,878
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	12,290	10,955,446
5.45%, 07/05/33 (Call 04/05/33)(a)	6,891	6,711,546
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,530	2,861,669
4.20%, 05/15/28 (Call 02/15/28)	4,963	4,717,981
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	9,915	7,809,361
1.50%, 09/15/28 (Call 07/15/28)(a)	8,178	7,053,482
1.88%, 09/15/31 (Call 06/15/31)	8,739	7,037,747
2.38%, 03/15/51 (Call 09/15/50)	13,379	7,798,319
2.50%, 04/15/27 (Call 02/15/27)	3,908	3,630,393
2.70%, 04/15/30 (Call 01/15/30)	13,750	12,097,913
2.75%, 09/15/51 (Call 03/15/51)(a)	11,493	7,271,512
2.80%, 09/14/27 (Call 06/14/27)	6,283	5,861,536
2.88%, 04/15/27 (Call 03/15/27)(a)	4,100	3,857,367
2.95%, 06/15/29 (Call 03/15/29)	16,720	15,334,987
3.13%, 12/15/49 (Call 06/15/49)	11,815	8,142,066
3.25%, 04/15/32 (Call 01/15/32)(a)	9,584	8,508,836
3.30%, 04/15/40 (Call 10/15/39)	14,123	10,992,480
3.35%, 04/15/50 (Call 10/15/49)(a)	15,843	11,398,199
3.50%, 09/15/56 (Call 03/15/56)	1,249	893,857
3.63%, 04/15/52 (Call 10/15/51)(a)	15,580	11,751,837
3.90%, 12/06/28 (Call 09/06/28)(a)	8,218	7,919,287
3.90%, 06/15/47 (Call 12/15/46)	12,413	9,918,066
4.20%, 04/01/43 (Call 10/01/42)(a)	10,072	8,642,282
4.25%, 04/01/46 (Call 10/01/45)	15,632	13,248,032
4.40%, 03/15/45 (Call 09/15/44)(a)	11,450	9,981,566
4.50%, 09/15/32 (Call 06/15/32)(a)	10,730	10,501,654
4.50%, 12/06/48 (Call 06/06/48)	15,811	13,928,207
4.88%, 02/15/44 (Call 08/15/43)	11,298	10,513,456
4.90%, 04/15/29 (Call 03/15/29)	4,775	4,782,993
4.95%, 09/15/52 (Call 03/15/52)(a)	10,339	9,791,087
5.88%, 12/16/36	25,047	26,712,773
5.95%, 04/01/41 (Call 10/01/40)	10,041	10,592,279
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	8,775	7,545,716
1.70%, 09/15/28 (Call 07/15/28)	7,687	6,620,049
1.70%, 10/15/30 (Call 07/15/30)(a)	11,540	9,204,438
2.63%, 04/01/31 (Call 01/01/31)	10,037	8,420,391
2.80%, 09/15/41 (Call 03/15/41)(a)	13,729	9,331,276
3.00%, 10/15/50 (Call 04/15/50)	19,705	12,388,043
3.10%, 05/03/27 (Call 02/03/27)	13,279	12,511,093

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.35%, 04/01/27 (Call 03/01/27)(a)	$4,941	$4,691,178
3.65%, 04/05/29 (Call 01/05/29)	14,704	13,721,019
3.70%, 04/15/46 (Call 10/15/45)	15,839	11,661,522
3.75%, 04/01/32 (Call 01/01/32)(a)	13,811	12,346,002
4.05%, 05/03/47 (Call 11/03/46)	16,611	12,856,771
4.25%, 04/01/52 (Call 10/01/51)	16,365	12,871,055
4.45%, 04/01/62 (Call 10/01/61)	8,623	6,688,890
4.50%, 04/15/30 (Call 01/15/30)(a)	12,376	11,928,567
5.00%, 04/15/33 (Call 01/15/33)(a)	8,261	8,070,873
5.15%, 07/01/33 (Call 04/01/33)(a)	9,981	9,808,424
5.63%, 04/15/53 (Call 10/15/52)(a)	15,212	14,814,734
5.80%, 09/15/62 (Call 03/15/62)(a)	6,321	6,100,070
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	5,269	4,472,393
2.63%, 09/01/29 (Call 06/01/29)(a)	9,096	8,089,645
3.50%, 03/01/27 (Call 12/01/26)(a)	4,453	4,269,676
3.50%, 07/01/27 (Call 05/01/27)(a)	6,025	5,734,618
3.60%, 07/01/30 (Call 04/01/30)(a)	10,142	9,348,916
3.63%, 09/01/49 (Call 03/01/49)	17,573	13,088,309
3.80%, 04/01/28 (Call 01/01/28)(a)	8,241	7,886,617
4.20%, 04/01/50 (Call 10/01/49)(a)	8,489	6,909,105
4.45%, 03/01/47 (Call 09/01/46)	11,364	9,698,712
4.45%, 09/01/48 (Call 03/01/48)(a)	7,722	6,606,731
4.60%, 09/09/32 (Call 06/09/32)(a)	1,828	1,784,914
4.70%, 12/09/35 (Call 06/09/35)	1,815	1,717,358
4.88%, 12/09/45 (Call 06/09/45)	13,445	12,251,339
5.15%, 09/09/52 (Call 03/09/52)(a)	8,166	7,694,413
5.45%, 08/14/53 (Call 02/14/53)	8,547	8,406,513
6.30%, 10/15/37(a)	13,085	14,174,054
6.30%, 03/01/38(a)	8,257	9,040,609
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(a)	1,326	1,257,105
4.70%, 06/15/32 (Call 03/15/32)(a)	4,486	4,276,749
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	8,810	7,497,684
2.55%, 11/15/30 (Call 08/15/30)	11,416	9,745,948
3.00%, 02/14/32 (Call 11/14/31)	8,823	7,608,250
3.50%, 11/15/50 (Call 05/15/50)(a)	9,919	7,146,956
3.55%, 08/15/29 (Call 05/15/29)(a)	11,689	10,920,799
4.00%, 11/15/28 (Call 08/15/28)(a)	11,624	11,121,102
4.45%, 08/15/49 (Call 02/15/49)	7,423	6,269,335
4.50%, 11/15/48 (Call 05/15/48)(a)	7,505	6,414,042
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	1,718	1,579,927
2.35%, 02/15/30 (Call 11/15/29)(a)	10,495	9,077,212
2.95%, 01/15/52 (Call 07/15/51)(a)	5,481	3,597,404
3.38%, 04/15/29 (Call 01/15/29)(a)	14,894	13,993,710
4.00%, 07/01/42	11,016	9,358,985
4.50%, 09/15/32 (Call 06/15/32)(a)	9,463	9,148,175
4.80%, 01/15/53 (Call 07/15/52)(a)	9,262	8,488,114
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)(a)	1,689	1,094,318
4.80%, 11/18/44 (Call 05/18/44)(a)	1,722	1,277,857
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	11,140	7,750,793
2.65%, 09/22/51 (Call 03/22/51)(a)	16,185	10,517,065
3.70%, 06/26/28 (Call 03/26/28)(a)	12,274	11,899,893
3.90%, 04/15/28 (Call 03/15/28)	8,130	7,909,778
4.05%, 06/29/48 (Call 12/29/47)	17,771	15,225,775
4.10%, 04/15/33 (Call 01/15/33)	9,187	8,734,368
4.15%, 09/09/32 (Call 06/09/32)(a)	4,493	4,338,310
Security	Par (000)	Value

Retail (continued)
4.50%, 09/09/52 (Call 03/09/52)	$8,658	$7,883,719
4.50%, 04/15/53 (Call 10/15/52)(a)	14,997	13,662,129
5.25%, 09/01/35	10,488	10,946,003
6.20%, 04/15/38(a)	9,623	10,787,894
6.50%, 08/15/37	7,801	8,982,355
		904,693,220
Semiconductors — 3.3%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	20,652	17,874,618
2.10%, 10/01/31 (Call 07/01/31)(a)	10,801	8,810,836
2.80%, 10/01/41 (Call 04/01/41)	1,988	1,390,207
2.95%, 10/01/51 (Call 04/01/51)(a)	6,113	4,030,087
3.50%, 12/05/26 (Call 09/05/26)	510	489,377
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	12,798	10,540,594
2.75%, 06/01/50 (Call 12/01/49)(a)	197	129,848
3.30%, 04/01/27 (Call 01/01/27)(a)	3,873	3,697,201
4.35%, 04/01/47 (Call 10/01/46)	4,092	3,590,494
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	12,400	11,618,670
3.88%, 01/15/27 (Call 10/15/26)(a)	932	894,953
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	11,828	10,385,623
2.45%, 02/15/31 (Call 11/15/30)(c)	22,213	18,256,958
2.60%, 02/15/33 (Call 11/15/32)(a)(c)	15,375	12,076,635
3.14%, 11/15/35 (Call 08/15/35)(c)	32,365	25,136,925
3.19%, 11/15/36 (Call 08/15/36)(c)	27,922	21,349,667
3.42%, 04/15/33 (Call 01/15/33)(c)	20,602	17,296,862
3.47%, 04/15/34 (Call 01/15/34)(c)	31,670	26,311,683
3.50%, 02/15/41 (Call 08/15/40)(c)	23,393	17,458,147
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	12,726	9,251,281
4.00%, 04/15/29 (Call 02/15/29)(c)	8,227	7,706,989
4.11%, 09/15/28 (Call 06/15/28)(a)	9,697	9,268,800
4.15%, 11/15/30 (Call 08/15/30)	18,532	17,155,882
4.15%, 04/15/32 (Call 01/15/32)(c)	12,369	11,205,860
4.30%, 11/15/32 (Call 08/15/32)(a)	18,970	17,425,049
4.75%, 04/15/29 (Call 01/15/29)	16,859	16,422,401
4.93%, 05/15/37 (Call 02/15/37)(c)	23,996	21,935,730
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	3,538	3,068,613
2.00%, 08/12/31 (Call 05/12/31)(a)	10,425	8,537,067
2.45%, 11/15/29 (Call 08/15/29)	15,378	13,528,406
2.80%, 08/12/41 (Call 02/12/41)	8,094	5,722,451
3.05%, 08/12/51 (Call 02/12/51)(a)	12,692	8,386,281
3.10%, 02/15/60 (Call 08/15/59)(a)	10,278	6,564,784
3.15%, 05/11/27 (Call 02/11/27)	3,203	3,034,862
3.20%, 08/12/61 (Call 02/12/61)	6,019	3,844,324
3.25%, 11/15/49 (Call 05/15/49)	18,979	13,124,261
3.73%, 12/08/47 (Call 06/08/47)	17,723	13,565,000
3.75%, 03/25/27 (Call 01/25/27)	2,531	2,445,109
3.75%, 08/05/27 (Call 07/05/27)	5,481	5,284,951
3.90%, 03/25/30 (Call 12/25/29)	13,054	12,334,800
4.00%, 08/05/29 (Call 06/05/29)	9,070	8,689,725
4.00%, 12/15/32(a)	7,591	7,101,743
4.10%, 05/19/46 (Call 11/19/45)	12,412	10,166,112
4.10%, 05/11/47 (Call 11/11/46)	10,464	8,515,807
4.15%, 08/05/32 (Call 05/05/32)(a)	10,457	9,890,119
4.60%, 03/25/40 (Call 09/25/39)(a)	6,232	5,766,821
4.75%, 03/25/50 (Call 09/25/49)	20,863	18,590,975
4.80%, 10/01/41	8,422	7,755,863

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.88%, 02/10/28 (Call 01/10/28)	$11,045	$11,048,716
4.90%, 07/29/45 (Call 01/29/45)(a)	8,826	8,440,542
4.90%, 08/05/52 (Call 02/05/52)	17,248	15,826,437
4.95%, 03/25/60 (Call 09/25/59)(a)	9,033	8,263,774
5.05%, 08/05/62 (Call 02/05/62)	7,485	6,894,040
5.13%, 02/10/30 (Call 12/10/29)	13,288	13,482,124
5.20%, 02/10/33 (Call 11/10/32)(a)	19,958	20,240,360
5.63%, 02/10/43 (Call 08/10/42)(a)	10,170	10,334,251
5.70%, 02/10/53 (Call 08/10/52)(a)	18,272	18,524,161
5.90%, 02/10/63 (Call 08/10/62)	11,114	11,604,166
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	7,461	5,344,384
4.10%, 03/15/29 (Call 12/15/28)(a)	12,569	12,167,704
4.65%, 07/15/32 (Call 04/15/32)(a)	11,405	11,191,241
4.95%, 07/15/52 (Call 01/15/52)	11,639	10,963,810
5.25%, 07/15/62 (Call 01/15/62)(a)	5,396	5,186,747
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	6,351	5,273,391
2.88%, 06/15/50 (Call 12/15/49)(a)	2,920	1,919,708
4.00%, 03/15/29 (Call 12/15/28)	10,675	10,294,056
4.88%, 03/15/49 (Call 09/15/48)	3,607	3,328,813
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	1,646	1,451,218
2.95%, 04/15/31 (Call 01/15/31)	7,646	6,397,602
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	19,915	15,922,244
4.19%, 02/15/27 (Call 12/15/26)	1,995	1,919,619
4.66%, 02/15/30 (Call 11/15/29)	8,820	8,345,812
5.88%, 02/09/33 (Call 11/09/32)	2,376	2,375,430
5.88%, 09/15/33 (Call 06/15/33)(a)	4,562	4,562,118
6.75%, 11/01/29 (Call 09/01/29)	12,503	13,104,337
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	12,089	10,597,157
2.00%, 06/15/31 (Call 03/15/31)(a)	13,626	11,260,792
2.85%, 04/01/30 (Call 01/01/30)(a)	14,652	13,147,446
3.50%, 04/01/40 (Call 10/01/39)	5,036	4,147,579
3.50%, 04/01/50 (Call 10/01/49)(a)	13,597	10,530,093
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	14,718	11,946,464
2.65%, 02/15/32 (Call 11/15/31)	12,753	10,283,537
3.25%, 05/11/41 (Call 11/11/40)	2,167	1,542,769
3.40%, 05/01/30 (Call 02/01/30)	14,068	12,386,871
4.30%, 06/18/29 (Call 03/18/29)	12,661	11,936,312
5.00%, 01/15/33 (Call 10/15/32)	14,207	13,561,523
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	9,371	8,500,711
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	5,391	4,663,903
1.65%, 05/20/32 (Call 02/20/32)	14,067	10,986,292
2.15%, 05/20/30 (Call 02/20/30)(a)	17,728	15,110,824
3.25%, 05/20/27 (Call 02/20/27)(a)	18,558	17,680,270
3.25%, 05/20/50 (Call 11/20/49)(a)	9,489	6,821,645
4.30%, 05/20/47 (Call 11/20/46)(a)	15,100	12,972,208
4.50%, 05/20/52 (Call 11/20/51)	10,671	9,260,907
4.65%, 05/20/35 (Call 11/20/34)(a)	3,415	3,337,755
4.80%, 05/20/45 (Call 11/20/44)	15,451	14,507,902
6.00%, 05/20/53 (Call 11/20/52)(a)	11,265	12,213,171
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	10,584	8,900,256
2.25%, 09/04/29 (Call 06/04/29)	13,497	11,818,247
3.88%, 03/15/39 (Call 09/15/38)(a)	3,664	3,189,446
4.15%, 05/15/48 (Call 11/15/47)	11,958	10,122,594
Security	Par (000)	Value

Semiconductors (continued)
4.90%, 03/14/33 (Call 12/14/32)	$13,021	$12,988,630
5.05%, 05/18/63 (Call 11/18/62)(a)	9,806	9,297,854
		1,025,749,414
Software — 3.3%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	1,709	1,581,518
2.30%, 02/01/30 (Call 11/01/29)(a)	12,989	11,301,599
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	9,855	8,058,971
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	9,946	8,177,216
2.90%, 12/01/29 (Call 09/01/29)(a)	8,249	7,143,077
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	2,327	2,020,236
2.25%, 03/01/31 (Call 12/01/30)(a)	12,256	9,953,019
3.10%, 03/01/41 (Call 09/01/40)	6,824	4,768,787
5.10%, 07/15/32 (Call 04/15/32)(a)	7,764	7,641,338
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	9,978	9,039,629
2.65%, 06/01/30 (Call 03/01/30)	10,354	8,779,239
3.50%, 07/01/29 (Call 04/01/29)(a)	33,360	30,464,062
4.20%, 10/01/28 (Call 07/01/28)(a)	12,247	11,690,861
4.40%, 07/01/49 (Call 01/01/49)	13,640	11,197,781
5.45%, 03/02/28 (Call 02/02/28)	11,929	12,031,855
5.60%, 03/02/33 (Call 12/02/32)	7,826	7,853,652
5.63%, 08/21/33 (Call 05/21/33)	13,291	13,364,781
Intuit Inc.
5.13%, 09/15/28 (Call 08/15/28)	11,674	11,773,061
5.20%, 09/15/33 (Call 06/15/33)	12,690	12,765,847
5.50%, 09/15/53 (Call 03/15/53)	14,672	15,052,625
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(a)(c)	6,016	3,817,845
2.53%, 06/01/50 (Call 12/01/49)(a)	60,575	38,851,799
2.68%, 06/01/60 (Call 12/01/59)(a)	38,609	24,127,239
2.92%, 03/17/52 (Call 09/17/51)	57,995	40,021,868
3.04%, 03/17/62 (Call 09/17/61)	23,403	15,961,773
3.30%, 02/06/27 (Call 11/06/26)	2,074	1,994,400
3.45%, 08/08/36 (Call 02/08/36)	12,763	11,221,536
3.50%, 02/12/35 (Call 08/12/34)(a)	9,627	8,761,118
3.70%, 08/08/46 (Call 02/08/46)(a)	20,247	16,773,710
4.10%, 02/06/37 (Call 08/06/36)	5,848	5,481,413
4.25%, 02/06/47 (Call 08/06/46)(a)	12,778	11,783,826
4.45%, 11/03/45 (Call 05/03/45)(a)	12,700	12,079,698
4.50%, 02/06/57 (Call 08/06/56)	10,232	9,453,345
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	11,909	10,594,825
2.80%, 04/01/27 (Call 02/01/27)	14,476	13,441,187
2.88%, 03/25/31 (Call 12/25/30)	29,439	25,162,965
2.95%, 04/01/30 (Call 01/01/30)	30,435	26,640,735
3.25%, 11/15/27 (Call 08/15/27)	19,034	17,743,105
3.60%, 04/01/40 (Call 10/01/39)	29,515	22,427,483
3.60%, 04/01/50 (Call 10/01/49)(a)	42,344	29,565,258
3.65%, 03/25/41 (Call 09/25/40)	21,522	16,262,021
3.80%, 11/15/37 (Call 05/15/37)(a)	16,729	13,633,779
3.85%, 07/15/36 (Call 01/15/36)	11,880	9,908,640
3.85%, 04/01/60 (Call 10/01/59)	33,015	22,681,965
3.90%, 05/15/35 (Call 11/15/34)	11,473	9,803,202
3.95%, 03/25/51 (Call 09/25/50)(a)	30,830	22,773,936
4.00%, 07/15/46 (Call 01/15/46)	28,846	21,931,764
4.00%, 11/15/47 (Call 05/15/47)	22,655	17,038,912
4.10%, 03/25/61 (Call 09/25/60)	13,926	10,038,687
4.13%, 05/15/45 (Call 11/15/44)	20,000	15,588,686

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.30%, 07/08/34 (Call 01/08/34)	$15,313	$13,800,461
4.38%, 05/15/55 (Call 11/15/54)(a)	13,150	10,180,838
4.50%, 05/06/28 (Call 04/06/28)(a)	190	185,515
4.50%, 07/08/44 (Call 01/08/44)	10,484	8,741,352
4.65%, 05/06/30 (Call 03/06/30)(a)	7,100	6,851,421
4.90%, 02/06/33 (Call 11/06/32)	14,015	13,456,270
5.38%, 07/15/40(a)	20,060	18,885,421
5.55%, 02/06/53 (Call 08/06/52)(a)	21,763	20,513,133
6.13%, 07/08/39(a)	11,712	11,980,165
6.15%, 11/09/29 (Call 09/09/29)	11,920	12,494,990
6.25%, 11/09/32 (Call 08/09/32)(a)	20,981	22,095,546
6.50%, 04/15/38	12,666	13,521,975
6.90%, 11/09/52 (Call 05/09/52)(a)	23,419	26,120,431
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	9,933	7,821,324
4.20%, 09/15/28 (Call 06/15/28)(a)	5,041	4,849,048
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	11,464	9,971,271
1.95%, 07/15/31 (Call 04/15/31)(a)	20,695	16,996,607
2.70%, 07/15/41 (Call 01/15/41)(a)	7,393	5,263,133
2.90%, 07/15/51 (Call 01/15/51)(a)	15,000	9,968,796
3.05%, 07/15/61 (Call 01/15/61)	9,749	6,238,121
3.70%, 04/11/28 (Call 01/11/28)(a)	13,028	12,479,328
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)(a)	2,979	2,556,520
2.20%, 08/15/31 (Call 05/15/31)(a)	15,845	12,503,933
3.90%, 08/21/27 (Call 05/21/27)(a)	8,720	8,311,188
4.70%, 05/15/30 (Call 02/15/30)	7,891	7,514,373
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	2,082	1,976,609
3.70%, 04/01/29 (Call 02/01/29)	9,456	8,772,107
3.80%, 04/01/32 (Call 01/01/32)(a)	13,028	11,566,115
		1,015,841,865
Telecommunications — 6.5%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	15,054	13,112,141
2.25%, 02/01/32 (Call 11/01/31)	13,813	10,947,945
2.30%, 06/01/27 (Call 04/01/27)	14,870	13,528,936
2.55%, 12/01/33 (Call 09/01/33)	32,642	25,353,590
2.75%, 06/01/31 (Call 03/01/31)(a)	20,175	16,963,705
3.30%, 02/01/52 (Call 08/01/51)(a)	9,134	5,985,322
3.50%, 06/01/41 (Call 12/01/40)	22,608	16,752,901
3.50%, 09/15/53 (Call 03/15/53)	71,000	47,273,703
3.55%, 09/15/55 (Call 03/15/55)	70,895	46,717,508
3.65%, 06/01/51 (Call 12/01/50)(a)	29,810	20,717,017
3.65%, 09/15/59 (Call 03/15/59)	61,278	40,419,367
3.80%, 02/15/27 (Call 11/15/26)	1,981	1,905,448
3.80%, 12/01/57 (Call 06/01/57)	56,429	38,608,011
3.85%, 06/01/60 (Call 12/01/59)	13,911	9,537,096
4.10%, 02/15/28 (Call 11/15/27)	9,444	9,055,476
4.25%, 03/01/27 (Call 12/01/26)	6,317	6,155,658
4.30%, 02/15/30 (Call 11/15/29)	22,558	21,363,315
4.30%, 12/15/42 (Call 06/15/42)(a)	15,889	12,978,189
4.35%, 03/01/29 (Call 12/01/28)	21,610	20,765,306
4.35%, 06/15/45 (Call 12/15/44)(a)	12,578	10,058,495
4.50%, 05/15/35 (Call 11/15/34)	22,302	20,168,223
4.50%, 03/09/48 (Call 09/09/47)	15,934	12,978,391
4.55%, 03/09/49 (Call 09/09/48)	9,074	7,356,020
4.75%, 05/15/46 (Call 11/15/45)	17,489	14,808,573
4.85%, 03/01/39 (Call 09/01/38)	9,481	8,494,949
5.25%, 03/01/37 (Call 09/01/36)	9,440	8,999,111
Security	Par (000)	Value

Telecommunications (continued)
5.40%, 02/15/34 (Call 11/15/33)	$23,925	$23,647,563
5.65%, 02/15/47 (Call 08/15/46)(a)	7,850	7,648,706
Bell Telephone Co. of Canada or Bell
Canada (The)
3.65%, 08/15/52 (Call 02/15/52)(a)	5,297	3,773,449
4.46%, 04/01/48 (Call 10/01/47)(a)	7,783	6,506,663
5.10%, 05/11/33 (Call 02/11/33)(a)	15,584	15,216,193
British Telecommunications PLC, 9.63%,
12/15/30	30,304	36,626,096
Cisco Systems Inc.
5.50%, 01/15/40	24,219	24,745,301
5.90%, 02/15/39	23,551	25,055,193
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	5,691	4,499,805
5.45%, 11/15/79 (Call 05/15/79)	9,938	8,681,564
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	39,701	46,908,272
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	8,451	6,845,169
2.75%, 05/24/31 (Call 02/24/31)	7,826	6,428,062
4.60%, 05/23/29 (Call 02/23/29)(a)	8,672	8,421,808
Orange SA
5.38%, 01/13/42(a)	12,787	12,089,579
5.50%, 02/06/44 (Call 08/06/43)	1,437	1,377,968
9.00%, 03/01/31(a)	30,995	37,391,224
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(a)	10,171	9,449,617
3.70%, 11/15/49 (Call 05/15/49)(a)	7,950	5,508,588
3.80%, 03/15/32 (Call 12/15/31)	23,154	20,114,387
4.30%, 02/15/48 (Call 08/15/47)	6,262	4,740,058
4.35%, 05/01/49 (Call 11/01/48)	10,921	8,417,526
4.50%, 03/15/42 (Call 09/15/41)	6,244	5,141,055
4.55%,03/15/52(Call09/15/51)(a)	19,210	15,218,150
5.00%, 03/15/44 (Call 09/15/43)(a)	9,000	7,690,980
Sprint Capital Corp.
6.88%, 11/15/28(a)	29,260	30,935,135
8.75%, 03/15/32	20,119	24,030,900
Telefonica Emisiones SA
4.10%, 03/08/27	5,429	5,224,245
4.67%, 03/06/38(a)	6,906	5,977,071
4.90%, 03/06/48	9,817	8,001,993
5.21%, 03/08/47	21,427	18,403,273
5.52%, 03/01/49 (Call 09/01/48)	9,747	8,658,871
7.05%, 06/20/36	23,920	25,899,832
Telefonica Europe BV, 8.25%, 09/15/30(a)	20,039	22,979,697
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	9,905	8,447,620
4.60%, 11/16/48 (Call 05/16/48)	4,781	3,909,779
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	21,761	19,136,186
2.25%, 11/15/31 (Call 08/15/31)	8,794	6,997,648
2.55%, 02/15/31 (Call 11/15/30)	20,376	16,884,426
2.63%, 02/15/29 (Call 02/15/24)	5,821	5,122,771
2.70%, 03/15/32 (Call 12/15/31)	7,275	5,959,127
2.88%, 02/15/31 (Call 02/15/26)	6,858	5,810,574
3.00%, 02/15/41 (Call 08/15/40)	24,838	17,515,052
3.30%, 02/15/51 (Call 08/15/50)	29,659	19,875,543
3.38%, 04/15/29 (Call 04/15/24)(a)	20,210	18,331,481
3.40%, 10/15/52 (Call 04/15/52)	26,412	17,746,775
3.50%, 04/15/31 (Call 04/15/26)	21,536	18,951,680
3.60%, 11/15/60 (Call 05/15/60)	15,218	10,138,915

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.75%, 04/15/27 (Call 02/15/27)	$35,117	$33,480,787
3.88%, 04/15/30 (Call 01/15/30)	64,114	58,831,885
4.38%, 04/15/40 (Call 10/15/39)	19,623	16,741,796
4.50%, 04/15/50 (Call 10/15/49)	27,302	22,609,903
4.75%, 02/01/28 (Call 02/01/24)(a)	19,418	19,026,681
4.80%, 07/15/28 (Call 06/15/28)(a)	17,340	17,068,587
4.95%, 03/15/28 (Call 02/15/28)	13,374	13,261,257
5.05%, 07/15/33 (Call 04/15/33)	21,514	20,823,177
5.20%, 01/15/33 (Call 10/15/32)	9,626	9,449,153
5.65%, 01/15/53 (Call 07/15/52)	15,960	15,512,100
5.75%, 01/15/34 (Call 10/15/33)	10,513	10,677,356
5.75%, 01/15/54 (Call 07/15/53)	8,798	8,658,999
5.80%, 09/15/62 (Call 03/15/62)	6,535	6,355,886
6.00%, 06/15/54 (Call 12/15/53)	11,506	11,714,825
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	16,244	12,924,355
1.68%, 10/30/30 (Call 07/30/30)	9,967	7,897,345
1.75%, 01/20/31 (Call 10/20/30)	15,180	11,956,225
2.10%, 03/22/28 (Call 01/22/28)	25,719	22,770,718
2.36%, 03/15/32 (Call 12/15/31)	38,789	30,945,488
2.55%, 03/21/31 (Call 12/21/30)	30,347	25,129,195
2.65%, 11/20/40 (Call 05/20/40)	30,265	20,555,927
2.85%, 09/03/41 (Call 03/03/41)	16,711	11,608,259
2.88%, 11/20/50 (Call 05/20/50)(a)	26,702	16,879,990
2.99%, 10/30/56 (Call 04/30/56)	28,569	17,529,738
3.00%, 03/22/27 (Call 01/22/27)	1,914	1,794,042
3.00%, 11/20/60 (Call 05/20/60)(a)	14,928	9,061,254
3.15%, 03/22/30 (Call 12/22/29)	8,327	7,376,834
3.40%, 03/22/41 (Call 09/22/40)	36,468	27,545,491
3.55%, 03/22/51 (Call 09/22/50)(a)	42,784	30,728,500
3.70%, 03/22/61 (Call 09/22/60)(a)	27,026	19,118,357
3.88%, 02/08/29 (Call 11/08/28)(a)	14,476	13,693,646
3.88%, 03/01/52 (Call 09/01/51)(a)	15,024	11,437,142
4.00%, 03/22/50 (Call 09/22/49)	12,790	9,897,979
4.02%, 12/03/29 (Call 09/03/29)	36,046	33,876,348
4.13%, 03/16/27(a)	22,621	21,961,444
4.13%, 08/15/46(a)	10,450	8,408,490
4.27%, 01/15/36	7,633	6,839,856
4.33%, 09/21/28	38,165	36,816,394
4.40%, 11/01/34 (Call 05/01/34)(a)	13,323	12,221,173
4.50%, 08/10/33	15,238	14,225,430
4.52%, 09/15/48	13,141	11,269,435
4.81%, 03/15/39	12,313	11,292,130
4.86%, 08/21/46(a)	25,089	22,400,377
5.01%, 08/21/54(a)	1,763	1,595,344
5.05%, 05/09/33 (Call 02/09/33)(a)	15,070	14,807,756
5.25%, 03/16/37	5,201	5,143,347
6.55%, 09/15/43	11,221	12,314,779
Vodafone Group PLC
4.25%, 09/17/50(a)	12,269	9,498,845
4.38%, 05/30/28(a)	4,199	4,112,465
4.38%, 02/19/43	19,615	16,067,592
4.88%, 06/19/49(a)	14,992	12,737,854
5.25%, 05/30/48(a)	7,171	6,547,892
6.15%, 02/27/37(a)	22,070	22,697,448
		1,995,983,242
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	8,718	7,861,778
Security	Par (000)	Value

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	$8,358	$5,878,296
3.55%, 02/15/50 (Call 08/15/49)	7,111	5,296,762
3.90%, 08/01/46 (Call 02/01/46)	5,101	4,028,966
4.05%, 06/15/48 (Call 12/15/47)	5,982	4,834,825
4.13%, 06/15/47 (Call 12/15/46)	6,574	5,407,556
4.15%, 04/01/45 (Call 10/01/44)(a)	9,221	7,638,035
4.15%, 12/15/48 (Call 06/15/48)	6,969	5,708,580
4.45%, 03/15/43 (Call 09/15/42)	7,521	6,573,056
4.45%, 01/15/53 (Call 07/15/52)	8,970	7,820,508
4.55%, 09/01/44 (Call 03/01/44)	7,351	6,463,305
4.90%, 04/01/44 (Call 10/01/43)	8,798	8,205,280
5.20%, 04/15/54 (Call 10/15/53)	16,115	15,633,468
5.75%, 05/01/40 (Call 11/01/39)	6,600	6,824,186
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	5,841	5,334,896
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	493	446,760
2.45%, 12/02/31 (Call 09/02/31)(a)	14,277	13,086,023
3.00%, 12/02/41 (Call 06/02/41)(a)	8,758	7,663,698
3.10%, 12/02/51 (Call 06/02/51)(a)	16,903	11,300,592
6.13%, 09/15/2115 (Call 03/15/2115)	6,783	6,863,575
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	13,646	12,838,652
3.80%, 03/01/28 (Call 12/01/27)(a)	5,494	5,252,941
3.80%, 11/01/46 (Call 05/01/46)(a)	4,897	3,740,418
4.10%, 11/15/32 (Call 08/15/32)(a)	7,675	7,123,974
4.10%, 03/15/44 (Call 09/15/43)	7,886	6,434,559
4.25%, 03/15/29 (Call 12/15/28)(a)	13,363	12,936,278
4.30%, 03/01/48 (Call 09/01/47)	4,816	3,966,321
4.50%, 11/15/52 (Call 05/15/52)	7,190	6,150,092
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	7,521	6,249,765
3.10%, 08/05/29 (Call 05/05/29)(a)	11,174	10,076,858
3.25%, 05/15/41 (Call 11/15/40)(a)	6,857	4,982,714
4.05%, 02/15/48 (Call 08/15/47)(a)	8,386	6,496,601
4.25%, 05/15/30 (Call 02/15/30)(a)	6,088	5,729,132
4.40%, 01/15/47 (Call 07/15/46)	5,985	4,883,090
4.55%, 04/01/46 (Call 10/01/45)	10,869	9,113,696
4.75%, 11/15/45 (Call 05/15/45)(a)	11,173	9,627,445
4.95%, 10/17/48 (Call 04/17/48)(a)	7,858	6,972,693
5.10%, 01/15/44	6,509	5,898,007
5.25%, 05/15/50 (Call 11/15/49)(a)	11,107	10,312,958
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	6,576	4,248,507
3.16%, 05/15/55 (Call 11/15/54)(a)	6,642	4,249,336
4.55%, 06/01/53 (Call 12/01/52)(a)	6,017	5,066,664
5.35%, 08/01/54 (Call 02/01/54)	11,427	10,917,271
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	7,527	6,281,750
2.40%, 02/05/30 (Call 11/05/29)	8,188	7,048,314
2.80%, 02/14/32 (Call 11/14/31)	10,241	8,686,456
2.95%, 03/10/52 (Call 09/10/51)(a)	8,070	5,268,140
2.97%, 09/16/62 (Call 03/16/62)(a)	10,165	6,141,429
3.20%, 05/20/41 (Call 11/20/40)(a)	9,582	7,196,027
3.25%,02/05/50(Call08/05/49)(a)	14,936	10,534,727
3.50%,02/14/53(Call08/14/52)	11,445	8,362,986
3.70%, 03/01/29 (Call 12/01/28)(a)	6,820	6,482,551
3.75%, 02/05/70 (Call 08/05/69)(a)	4,807	3,370,402
3.80%, 10/01/51 (Call 04/01/51)	9,992	7,733,171
3.80%, 04/06/71 (Call 10/06/70)(a)	9,675	6,910,707

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.84%, 03/20/60 (Call 09/20/59)	$16,993	$12,652,928
3.95%, 09/10/28 (Call 06/10/28)(a)	10,446	10,130,011
4.50%, 01/20/33 (Call 10/20/32)(a)	7,701	7,395,561
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	9,895	9,298,821
3.40%, 03/15/29 (Call 12/15/28)(a)	7,210	6,777,805
3.75%, 11/15/47 (Call 05/15/47)	10,525	8,314,865
4.25%, 03/15/49 (Call 09/15/48)	6,273	5,305,018
4.45%, 04/01/30 (Call 01/01/30)	8,572	8,408,988
4.88%, 03/03/33 (Call 12/03/32)(a)	5,935	5,895,025
5.05%, 03/03/53 (Call 09/03/52)(a)	8,462	8,155,132
5.30%, 04/01/50 (Call 10/01/49)(a)	10,881	10,802,997
6.20%, 01/15/38	20,061	21,879,010
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	10,591	9,214,084
1.80%, 09/22/31 (Call 06/22/31)(a)	28,834	23,559,434
3.95%, 09/09/27 (Call 08/09/27)	11,302	11,096,200
		541,178,878
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	8,921	6,767,369
4.45%, 06/01/32 (Call 03/01/32)(a)	11,406	10,847,289
6.59%, 10/15/37	8,777	9,695,204
		27,309,862

Total Long-Term Investments — 98.6%
(Cost: $34,833,418,246)		30,186,872,662
Security	Par (000)	Value

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	2,125,374,979	$2,126,437,667
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	97,760,000	97,760,000

Total Short-Term Securities — 7.2%
(Cost: $2,222,796,967)		2,224,197,667

Total Investments — 105.8%
(Cost: $37,056,215,213)		32,411,070,329

Liabilities in Excess of Other Assets — (5.8)%		(1,788,179,584)

Net Assets — 100.0%		$30,622,890,745

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,485,025,395	$—	$(358,270,209	)(a)	$243,296	$(560,815)	$2,126,437,667	2,125,374,979	$6,768,371	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	722,044,000	—	(624,284,000	)(a)	—	—	97,760,000	97,760,000	8,173,922		—
					$243,296	$(560,815)	$2,224,197,667		$14,942,293		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$30,186,872,662	$—	$30,186,872,662
Short-Term Securities
Money Market Funds	2,224,197,667	—	—	2,224,197,667
	$2,224,197,667	$30,186,872,662	$—	$32,411,070,329

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate